Schedule of Investments (unaudited)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.6%
AG Issuer LLC, 6.25%, 03/01/28 (Call 08/31/23)(a)	USD	50	$48,281
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	USD	150	129,000
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	USD	55	51,414
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	USD	80	76,784
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	USD	75	72,000
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	USD	125	119,469
Level 3 Financing Inc., 3.40%, 03/01/27
(Call 01/01/27)(a)	USD	75	66,176
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	USD	70	70,360
8.13%, 05/01/27 (Call 09/01/23)(a)	USD	50	50,191
8.50%, 05/01/30 (Call 05/01/25)(a)	USD	70	71,266
			754,941
Austria — 0.2%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 08/30/23)(c)	EUR	100	98,834
Benteler International AG, 9.38%, 05/15/28	EUR	100	111,522
			210,356
Belgium — 0.2%
Ontex Group NV, 3.50%, 07/15/26 (Call 07/15/24)(c)	EUR	100	100,084
Telenet Finance Luxembourg Notes Sarl, 5.50%,03/01/28 (Call 08/11/23)(a)	USD	200	183,600
			283,684
Canada — 3.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	USD	70	61,619
3.88%, 01/15/28 (Call 08/31/23)(a)	USD	170	155,550
4.00%, 10/15/30 (Call 10/15/25)(a)	USD	300	257,749
4.38%, 01/15/28 (Call 08/31/23)(a)	USD	95	87,771
5.75%, 04/15/25 (Call 08/31/23)(a)	USD	40	39,794
Air Canada
3.88%, 08/15/26 (Call 02/15/26)(a)	USD	100	92,750
4.63%, 08/15/29 (Call 02/15/26)(a)	CAD	288	196,136
AutoCanada Inc., 5.75%, 02/07/29 (Call 01/01/25)(a)	CAD	100	64,270
Bausch Health Companies Inc.
5.25%, 02/15/31 (Call 02/15/26)(a)	USD	100	45,320
6.13%, 02/01/27 (Call 02/01/24)(a)	USD	115	75,703
Baytex Energy Corp., 8.50%, 04/30/30	USD	100	101,400
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	USD	90	84,814
7.13%, 06/15/26 (Call 08/31/23)(a)	USD	125	123,828
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	USD	75	74,253
7.88%, 04/15/27 (Call 08/31/23)(a)	USD	200	199,820
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	50	40,748
6.25%, 09/15/27 (Call 08/31/23)(a)	USD	57	52,673
CSC Holdings LLC, 3.38%, 02/15/31 (Call 02/15/26)(a)	USD	100	69,263
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(d)	USD	125	121,793
Ford Motor Credit Co. LLC, 4.13%, 08/17/27 (Call 06/17/27)	USD	160	146,505
Garda World Security Corp.
4.63%, 02/15/27 (Call 08/31/23)(a)	USD	60	55,628
6.00%, 06/01/29 (Call 06/01/24)(a)	USD	50	41,625
7.75%, 02/15/28 (Call 02/15/25)(a)	USD	30	29,842
9.50%, 11/01/27 (Call 08/31/23)(a)	USD	75	73,406
Security	Par (000)		Value

Canada (continued)
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	USD	60	$53,328
3.75%, 08/01/25 (Call 08/31/23)(a)	USD	80	76,468
4.00%, 08/01/28 (Call 08/11/23)(a)(b)	USD	95	85,025
4.25%, 06/01/25 (Call 08/31/23)(a)	USD	50	48,476
4.38%, 08/15/29 (Call 08/15/24)(a)	USD	65	57,946
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	USD	70	63,664
5.13%, 12/15/26 (Call 08/31/23)(a)	USD	54	52,516
Iccrea Banca SpA, 2.25%, 10/20/25 (Call 10/20/24), (3-mo. EURIBOR + 2.750%)(c)(d)	EUR	100	106,532
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 08/31/23)(a)	USD	85	86,062
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30 (Call 03/15/26)(a)	USD	75	76,725
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 08/31/23)(a)	USD	45	41,729
7.00%, 12/31/27 (Call 12/31/23)(a)	USD	70	61,685
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	USD	70	61,434
5.25%, 12/15/27 (Call 08/31/23)(a)(b)	USD	60	56,724
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	USD	75	72,028
7.13%, 02/01/27 (Call 08/31/23)(a)	USD	60	60,907
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 08/31/23)(a)	USD	50	47,133
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	USD	85	80,113
5.25%, 12/15/29 (Call 09/15/29)	USD	65	59,475
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	USD	57	47,275
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	54	51,866
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	100	90,079
NuVista Energy Ltd., 7.88%, 07/23/26 (Call 07/19/24)(a)	CAD	50	38,591
Open Text Corp.
3.88%, 02/15/28 (Call 08/31/23)(a)	USD	90	80,078
3.88%, 12/01/29 (Call 12/01/24)(a)	USD	80	67,700
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	USD	100	85,534
4.13%, 12/01/31 (Call 12/01/26)(a)	USD	68	56,434
Parkland Corp.
3.88%, 06/16/26 (Call 08/10/23)(a)	CAD	125	87,613
4.50%, 10/01/29 (Call 10/01/24)(a)	USD	95	84,099
4.63%, 05/01/30 (Call 05/01/25)(a)	USD	80	70,433
5.88%, 07/15/27 (Call 08/31/23)(a)	USD	40	38,929
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)	USD	60	60,823
7.75%, 03/15/31 (Call 03/15/26)(a)	USD	95	99,228
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(d)	USD	75	69,188
SNC-Lavalin Group Inc., 7.00%, 06/12/26 (Call 06/01/26)	CAD	25	19,190
Superior Plus LP, 4.25%, 05/18/28 (Call 05/18/24)(a)	CAD	50	33,574
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/10/24)(a)	CAD	100	71,238
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 09/01/23)(a)(b)	USD	90	84,169
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	100	58,852

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
3.63%, 06/15/28 (Call 06/15/24)(a)	CAD	150	$98,579
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	USD	50	43,500
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	73,033
5.13%, 04/15/27 (Call 08/31/23)(a)	USD	60	57,971
			5,108,206
Cayman Islands — 0.1%
UPCB Finance VII Ltd., 3.63%, 06/15/29
(Call 06/15/24)(c)	EUR	100	97,978

China — 0.1%
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(c)	USD	80	78,599
6.75%, 06/30/30 (Call 12/30/29)(a)(c)	USD	60	56,640
			135,239
Cyprus — 0.1%
Bank of Cyprus PLC, 7.38%, 07/25/28
(Call 07/25/27)(d)	EUR	100	110,105

Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30 (Call 04/30/26)(c)	EUR	100	112,072

Finland — 0.1%
Huhtamaki Oyj, 4.25%, 06/09/27 (Call 03/09/27)(c)	EUR	100	107,459

France — 4.5%
Accor SA
2.38%, 11/29/28 (Call 08/29/28)(c)	EUR	100	100,234
3.00%, 02/04/26 (Call 11/04/25)(c)	EUR	100	106,071
Adevinta ASA, 2.63%, 11/15/25 (Call 08/10/23)(c)	EUR	100	105,521
Altice France SA
5.50%, 10/15/29 (Call 10/15/24)(a)	USD	225	159,750
8.13%, 02/01/27 (Call 08/11/23)(a)	USD	150	122,985
Altice France SA/France
2.50%, 01/15/25 (Call 08/10/23)(c)	EUR	100	97,224
3.38%, 01/15/28 (Call 08/10/23)(c)	EUR	100	76,738
4.13%, 01/15/29 (Call 09/15/23)(c)	EUR	200	151,908
5.13%, 01/15/29 (Call 09/15/23)(a)	USD	25	17,552
5.13%, 07/15/29 (Call 04/15/24)(a)	USD	300	210,615
5.50%, 01/15/28 (Call 08/31/23)(a)	USD	100	73,550
5.88%, 02/01/27 (Call 08/10/23)(c)	EUR	100	84,150
Atos SE
1.00%, 11/12/29 (Call 08/12/29)(c)	EUR	100	63,849
2.50%, 11/07/28 (Call 08/07/28)(c)	EUR	100	78,449
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 08/30/23)(c)	EUR	100	107,636
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)(c)	EUR	200	187,015
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(c)	EUR	100	94,926
Electricite de France SA, 9.13%, (Call 03/15/33), (5-year CMT + 5.411%)(a)(d)(e)	USD	200	211,000
Elior Group SA, 3.75%, 07/15/26 (Call 07/15/24)(c)	EUR	100	86,923
Elis SA
1.63%, 04/03/28 (Call 01/03/28)(c)	EUR	100	98,180
2.88%, 02/15/26 (Call 11/15/25)(c)	EUR	100	106,672
Emeria SASU, 3.38%, 03/31/28 (Call 03/31/24)(c)	EUR	100	86,039
Eramet SA, 7.00%, 05/22/28	EUR	100	110,873
Faurecia SE
2.38%, 06/15/27 (Call 08/10/23)(c)	EUR	100	99,562
2.63%, 06/15/25 (Call 08/30/23)(c)	EUR	235	249,969
2.75%, 02/15/27 (Call 02/15/24)(c)	EUR	100	101,638
Security	Par (000)		Value

France (continued)
3.13%, 06/15/26 (Call 08/30/23)(c)	EUR	100	$104,984
3.75%, 06/15/28 (Call 08/30/23)(c)	EUR	100	102,418
Getlink SE, 3.50%, 10/30/25 (Call 10/30/23)(c)	EUR	100	107,856
Iliad Holding SASU
5.13%, 10/15/26 (Call 10/15/23)(c)	EUR	100	106,347
5.63%, 10/15/28 (Call 10/15/24)(c)	EUR	100	104,075
7.00%, 10/15/28 (Call 10/15/24)(a)	USD	75	70,435
iliad SA
1.50%, 10/14/24 (Call 07/14/24)(c)	EUR	100	106,157
1.88%, 04/25/25 (Call 01/25/25)(c)	EUR	100	104,528
1.88%, 02/11/28 (Call 11/11/27)(c)	EUR	100	95,464
2.38%, 06/17/26 (Call 03/17/26)(c)	EUR	100	102,340
IPD 3 BV, 8.00%, 06/15/28 (Call 06/15/25)(c)	EUR	100	113,213
Kapla Holding SAS, 3.38%, 12/15/26 (Call 12/15/23)(c)	EUR	100	98,814
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 08/10/23)(c)	EUR	100	80,499
Loxam SAS
2.88%, 04/15/26 (Call 08/10/23)(c)	EUR	100	101,755
6.38%, 05/15/28(c)	EUR	100	109,973
Paprec Holding SA, 4.00%, 03/31/25 (Call 08/10/23)(c)	EUR	100	108,163
Picard Groupe SAS, 3.88%, 07/01/26 (Call 09/11/23)(c)	EUR	100	103,043
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(c)(d)	EUR	100	102,988
Renault SA
1.13%, 10/04/27 (Call 07/04/27)(c)	EUR	100	94,471
1.25%, 06/24/25 (Call 03/24/25)(c)	EUR	100	103,386
2.38%, 05/25/26 (Call 02/25/26)(c)	EUR	200	207,290
2.50%, 06/02/27 (Call 03/02/27)(c)	EUR	200	201,442
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(c)	EUR	100	98,229
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(c)	EUR	100	96,627
SPIE SA, 2.63%, 06/18/26 (Call 12/18/25)(c)	EUR	100	104,778
Tereos Finance Groupe, 4.75%, 04/30/27 (Call 04/30/24)(c)	EUR	100	106,874
Valeo
1.50%, 06/18/25 (Call 03/18/25)(c)	EUR	100	104,708
5.38%, 05/28/27 (Call 02/28/27)(c)	EUR	200	222,722
			6,152,608
Germany — 3.4%
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(c)(d)	EUR	100	102,448
3.13%, 11/12/79 (Call 08/12/27)(c)(d)	EUR	100	96,391
5.38%, 03/25/82 (Call 06/25/30)(c)(d)	EUR	100	102,941
CECONOMY AG, 1.75%, 06/24/26 (Call 03/24/26)(c)	EUR	100	88,176
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28 (Call 01/15/24)(c)	EUR	100	101,694
7.50%, 05/15/30 (Call 05/15/26)(c)	EUR	100	111,954
Commerzbank AG
4.00%, 03/23/26(c)	EUR	100	107,560
4.00%, 03/30/27(c)	EUR	80	86,117
4.00%, 12/05/30 (Call 09/05/25)(c)(d)	EUR	100	104,272
6.75%, 10/05/33	EUR	100	110,042
8.63%, 02/28/33 (Call 11/28/27)(c)(d)	GBP	100	127,412
Commerzbank Ag Subordinated, 1.38%, 12/29/31 (Call 09/29/26)(c)(d)	EUR	100	92,369
CT Investment GmbH, 5.50%, 04/15/26 (Call 04/15/24)(c)	EUR	100	102,834
Deutsche Lufthansa AG
2.88%, 02/11/25 (Call 01/11/25)(c)	EUR	100	106,542
2.88%, 05/16/27 (Call 02/16/27)(c)	EUR	100	101,129
3.00%, 05/29/26 (Call 03/02/26)(c)	EUR	100	104,285
3.50%, 07/14/29 (Call 04/14/29)(c)	EUR	100	100,174

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
Douglas GmbH, 6.00%, 04/08/26 (Call 08/30/23)(c)	EUR	200	$207,109
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(c)(d)	EUR	100	90,524
Gruenenthal GmbH, 6.75%, 05/15/30 (Call 05/15/26)(c)	EUR	100	114,028
HT Troplast GmbH, 9.38%, 07/15/28 (Call 07/15/25)	EUR	100	109,742
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(c)	EUR	100	89,092
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26 (Call 04/30/24)(c)	EUR	100	109,696
PCF GmbH, 4.75%, 04/15/26 (Call 04/15/24)(c)	EUR	100	84,766
ProGroup AG, 3.00%, 03/31/26 (Call 08/30/23)(c)	EUR	100	102,952
Schaeffler AG
2.88%, 03/26/27 (Call 12/26/26)(c)	EUR	75	78,686
3.38%, 10/12/28 (Call 07/12/28)(c)	EUR	200	202,696
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 08/10/23)(c)	EUR	88	95,313
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 08/30/23)(c)	EUR	100	105,491
Tele Columbus AG, 3.88%, 05/02/25 (Call 08/10/23)(c)	EUR	100	67,473
thyssenkrupp AG, 2.50%, 02/25/25(c)	EUR	100	107,287
TK Elevator Holdco GmbH
6.63%, 07/15/28 (Call 08/30/23)(c)	EUR	90	86,045
7.63%, 07/15/28 (Call 08/31/23)(a)(b)	USD	50	46,625
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 08/10/23)(c)	EUR	100	99,878
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 08/31/23)(a)	USD	150	140,476
TUI Cruises GmbH, 6.50%, 05/15/26 (Call 05/15/24)(c)	EUR	100	103,030
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(c)	EUR	100	101,672
2.50%, 10/23/27 (Call 07/23/27)(c)	EUR	100	98,792
3.00%, 10/23/29 (Call 07/23/29)(c)	EUR	100	95,422
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(c)	EUR	100	98,262
2.75%, 05/25/27 (Call 02/25/27)(c)	EUR	100	101,113
5.75%, 08/03/26 (Call 07/03/26)(c)	EUR	100	111,608
ZF North America Capital Inc.
4.75%, 04/29/25(a)	USD	100	96,872
6.88%, 04/14/28 (Call 03/14/28)(a)	USD	50	50,750
7.13%, 04/14/30 (Call 02/14/30)(a)	USD	75	77,139
			4,618,879
Gibraltar — 0.1%
888 Acquisitions Ltd., 7.56%, 07/15/27 (Call 07/15/24)(c)	EUR	100	102,760

Greece — 0.7%
Alpha Bank SA
2.50%, 03/23/28 (Call 03/23/27)(c)(d)	EUR	100	94,910
7.50%, 06/16/27 (Call 06/16/26)(c)(d)	EUR	100	113,177
Eurobank Ergasias Services & Holdings SA, 10.00%, 12/06/32 (Call 12/06/27)(c)(d)	EUR	100	115,250
Eurobank SA, 7.00%, 01/26/29 (Call 01/26/28)(c)(d)	EUR	100	112,890
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(c)(d)	EUR	100	102,994
Piraeus Bank SA, 8.25%, 01/28/27 (Call 01/28/26)(c)(d)	EUR	100	113,579
Piraeus Financial Holdings SA, 5.50%, 02/19/30 (Call 02/19/25)(c)(d)	EUR	100	101,444
Public Power Corp. SA, 4.38%, 03/30/26 (Call 08/30/23)(c)	EUR	100	106,768
Security		Par (000)	Value

Greece (continued)
Titan Global Finance PLC, 2.38%, 11/16/24
(Call 05/15/24)(c)	EUR	100	$106,297
			967,309
Hong Kong — 0.1%
Melco Resorts Finance Ltd.
5.63%, 07/17/27 (Call 08/31/23)(a)	USD	50	45,725
5.75%, 07/21/28 (Call 08/31/23)(a)	USD	75	67,174
			112,899
Ireland — 0.6%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.300%)(a)(d)	USD	75	73,594
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24), (5-year CMT + 4.535%)(b)(d)	USD	75	72,529
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26 (Call 08/14/23)(a)	USD	125	117,112
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 08/11/23)(a)	USD	125	111,400
eircom Finance DAC, 3.50%, 05/15/26
(Call 08/30/23)(c)	EUR	125	129,319
Energia Group Roi Financeco DAC, 6.88%, 07/31/28 (Call 07/31/25)	EUR	100	109,745
GGAM Finance Ltd.
7.75%, 05/15/26 (Call 11/15/25)(a)	USD	25	25,178
8.00%, 06/15/28 (Call 12/15/27)(a)	USD	75	76,464
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 08/31/23)(a)	USD	75	66,237
			781,578
Israel — 1.1%
Energian Israel Finance Ltd.
5.88%, 03/30/31 (Call 09/30/30)(a)(c)	USD	70	61,338
8.50%, 09/30/33(a)	USD	65	65,180
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27 (Call 02/09/27)	EUR	100	99,436
4.38%, 05/09/30 (Call 02/09/30)	EUR	150	141,145
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	108,423
6.00%, 01/31/25 (Call 01/31/24)	EUR	100	111,403
7.38%, 09/15/29 (Call 06/15/29)	EUR	100	111,886
7.88%, 09/15/31 (Call 06/15/31)	EUR	100	114,246
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	335	302,957
4.75%, 05/09/27 (Call 02/09/27)	USD	100	93,717
5.13%, 05/09/29 (Call 02/09/29)	USD	100	91,969
6.75%, 03/01/28 (Call 12/01/27)	USD	125	123,781
7.88%, 09/15/29 (Call 06/15/29)	USD	75	78,094
8.13%, 09/15/31 (Call 06/15/31)	USD	50	52,982
			1,556,557
Italy — 4.5%
Atlantia SpA
1.63%, 02/03/25(c)	EUR	100	104,900
1.88%, 07/13/27 (Call 04/13/27)(c)	EUR	100	98,557
1.88%, 02/12/28 (Call 11/12/27)(c)	EUR	100	95,622
Banca IFIS SpA, 6.13%, 01/19/27(c)	EUR	100	110,042
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25(c)	EUR	100	103,211
3.63%, 09/24/24(c)	EUR	100	106,763
6.75%, 03/02/26 (Call 03/02/25),
(3-mo. EURIBOR + 3.206%)(c)(d)	EUR	100	110,076
10.50%, 07/23/29(c)	EUR	100	109,754

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
Banco BPM SpA
1.75%, 01/28/25(c)	EUR	100	$105,469
3.25%, 01/14/31 (Call 01/14/26)(c)(d)	EUR	100	101,038
4.88%, 01/18/27(c)	EUR	100	110,916
5.00%, 09/14/30 (Call 09/14/25)(c)(d)	EUR	100	108,017
6.00%, 01/21/28 (Call 01/21/27),
(3-mo. EURIBOR + 3.300%)(c)(d)	EUR	150	167,761
6.00%, 06/14/28	EUR	150	165,885
BPER Banca
1.38%, 03/31/27 (Call 03/31/26),
(3-mo. EURIBOR + 1.750%)(c)(d)	EUR	100	101,948
3.63%, 11/30/30 (Call 11/30/25)(c)(d)	EUR	100	105,500
6.13%, 02/01/28 (Call 02/01/27),
(3-mo. EURIBOR + 3.600%)(c)(d)	EUR	150	168,518
Castor SpA, 6.00%, 02/15/29 (Call 03/15/25)(c)	EUR	100	94,767
Centurion Bidco SpA, 5.88%, 09/30/26
(Call 08/14/23)(c)	EUR	100	100,575
doValue SpA, 3.38%, 07/31/26 (Call 07/31/23)(c)	EUR	100	93,041
Guala Closures SpA, 3.25%, 06/15/28
(Call 06/15/24)(c)	EUR	100	95,046
Iccrea Banca SpA
4.75%, 01/18/32 (Call 10/18/26)(c)(d)	EUR	100	95,805
6.88%, 01/20/28 (Call 01/20/27),
(3-mo. EURIBOR + 4.045%)(c)(d)	EUR	100	113,581
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 08/10/23)(c)	EUR	100	99,473
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(c)	EUR	100	96,790
1.75%, 04/19/31 (Call 01/19/31)(c)	EUR	100	92,668
1.88%, 07/08/26 (Call 04/08/26)(c)	EUR	100	102,634
Intesa Sanpaolo SpA
2.86%, 04/23/25(c)	EUR	100	106,705
2.93%, 10/14/30(c)	EUR	100	94,342
3.93%, 09/15/26(c)	EUR	100	107,782
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(d)	USD	85	65,582
5.15%, 06/10/30(c)	GBP	100	106,962
5.71%, 01/15/26(a)	USD	150	144,698
Lottomatica SpA, 9.75%, 09/30/27 (Call 09/30/24)(c)	EUR	100	119,054
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(c)	EUR	200	203,226
2.13%, 04/30/29 (Call 01/30/29)(c)	EUR	100	94,461
Rossini Sarl, 6.75%, 10/30/25 (Call 08/10/23)(c)	EUR	100	110,533
Saipem Finance International BV
2.63%, 01/07/25(c)	EUR	100	105,981
3.13%, 03/31/28 (Call 12/31/27)(c)	EUR	100	99,732
Telecom Italia SpA
6.88%, 02/15/28 (Call 11/15/27)(c)	EUR	100	108,551
7.88%, 07/31/28 (Call 05/01/28)(c)	EUR	100	111,547
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(c)	EUR	100	83,237
2.38%, 10/12/27 (Call 07/12/27)(c)	EUR	100	92,547
2.75%, 04/15/25 (Call 01/15/25)(c)	EUR	100	104,030
3.00%, 09/30/25(c)	EUR	200	207,147
3.63%, 05/25/26(c)	EUR	100	103,131
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(c)(d)	EUR	200	209,491
2.73%, 01/15/32 (Call 01/15/27)(c)(d)	EUR	200	194,160
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(d)	USD	160	139,792
Security	Par (000)		Value

Italy (continued)
5.86%, 06/19/32 (Call 06/19/27),
(5-year USD ICE Swap + 3.703%)(a)(d)	USD	100	$91,607
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(d)	USD	125	121,576
Webuild SpA
1.75%, 10/26/24(c)	EUR	100	105,230
5.88%, 12/15/25 (Call 06/15/25)(c)	EUR	100	109,099
			6,098,560
Japan — 0.5%
Rakuten Group Inc.
5.13%, (Call 04/22/26),
(5-year CMT + 4.578%)(a)(d)(e)	USD	70	48,517
6.25%, (Call 04/22/31),
(5-year CMT + 4.956%)(a)(d)(e)	USD	110	55,789
10.25%, 11/30/24(a)	USD	100	99,971
SoftBank Group Corp.
2.88%, 01/06/27 (Call 10/06/26)(c)	EUR	200	199,673
3.13%, 09/19/25 (Call 06/21/25)(c)	EUR	150	156,188
5.00%, 04/15/28 (Call 01/16/28)(c)	EUR	100	105,471
			665,609
Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	USD	150	151,654

Kazakhstan — 0.0%
Energian Israel Finance Ltd., 5.38%, 03/30/28
(Call 09/30/27)(a)(c)	USD	56	50,799

Kuwait — 0.0%
Leviathan Bond Ltd., 6.50%, 06/30/27
(Call 12/30/26)(a)(c)	USD	55	53,320

Luxembourg — 1.6%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	USD	65	60,942
Albion Financing 2Sarl, 8.75%, 04/15/27
(Call 10/15/23)(a)	USD	50	46,531
Altice Financing SA
3.00%, 01/15/28 (Call 08/30/23)(c)	EUR	100	80,799
4.25%, 08/15/29 (Call 08/15/24)(c)	EUR	100	79,345
5.00%, 01/15/28 (Call 08/31/23)(a)	USD	125	97,025
5.75%, 08/15/29 (Call 08/15/24)(a)	USD	200	151,175
Altice Finco SA, 4.75%, 01/15/28 (Call 08/30/23)(c)	EUR	100	59,265
Altice France Holding SA
4.00%, 02/15/28 (Call 08/30/23)(c)	EUR	100	36,173
6.00%, 02/15/28 (Call 08/31/23)(a)(b)	USD	125	46,734
8.00%, 05/15/27 (Call 08/10/23)(c)	EUR	100	42,322
10.50%, 05/15/27 (Call 08/11/23)(a)	USD	175	74,572
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	USD	75	64,678
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	USD	125	102,188
Cidron Aida Finco Sarl, 5.00%, 04/01/28
(Call 04/01/24)(c)	EUR	100	99,881
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25
(Call 08/30/23)(c)	EUR	100	80,059
Herens Midco Sarl, 5.25%, 05/15/29 (Call 05/15/24)(c)	EUR	100	57,641
INEOS Finance PLC
2.88%, 05/01/26 (Call 08/10/23)(c)	EUR	100	100,870
6.63%, 05/15/28 (Call 02/15/25)(c)	EUR	100	107,186

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Luxembourg (continued)
Loarre Investments Sarl, 6.50%, 05/15/29
(Call 05/15/25)(c)	EUR	100	$104,865
Matterhorn Telecom SA, 4.00%, 11/15/27
(Call 11/15/23)(c)	EUR	100	103,745
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(Call 05/01/25)	EUR	100	107,498
Mytilineos Financial Partners SA, 2.50%, 12/01/24
(Call 06/01/24)(c)	EUR	100	106,624
Summer BC Holdco B Sarl, 5.75%, 10/31/26
(Call 08/30/23)(c)	EUR	200	195,830
Swissport Investments SA, 6.75%, 12/15/21(c)(f)(g)	EUR	100	1
Vivion Investments Sarl, 3.00%, 08/08/24(c)	EUR	200	183,755
			2,189,704
Macau — 0.7%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/31/23)(a)(b)	USD	120	114,933
5.38%, 12/04/29 (Call 12/04/24)(a)	USD	125	107,094
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	USD	75	68,813
5.25%, 06/18/25 (Call 08/11/23)(a)	USD	50	48,363
5.88%, 05/15/26 (Call 08/11/23)(a)	USD	75	72,788
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	USD	110	84,700
6.50%, 01/15/28 (Call 08/31/23)(a)	USD	60	51,750
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/11/23)(a)	USD	75	73,112
5.13%, 12/15/29 (Call 12/15/24)(a)	USD	100	84,550
5.50%, 01/15/26 (Call 08/31/23)(a)	USD	75	70,841
5.50%, 10/01/27 (Call 08/31/23)(a)(b)	USD	75	67,781
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	USD	150	133,125
			977,850
Malaysia — 0.1%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	USD	100	83,375

Netherlands — 1.5%
Maxeda DIY Holding BV, 5.88%, 10/01/26
(Call 10/01/23)(c)	EUR	100	80,002
Nobel Bidco BV, 3.13%, 06/15/28 (Call 06/18/24)(c)	EUR	100	87,801
Nobian Finance BV, 3.63%, 07/15/26 (Call 07/15/24)(c)	EUR	100	93,987
PPF Telecom Group BV, 3.25%, 09/29/27
(Call 06/29/27)(c)	EUR	175	180,965
Q-Park Holding I BV, 2.00%, 03/01/27
(Call 08/30/23)(c)	EUR	150	145,274
Sensata Technologies BV
5.00%, 10/01/25(a)	USD	85	82,971
5.63%, 11/01/24(a)	USD	25	24,811
Sigma Holdco BV, 5.75%, 05/15/26 (Call 08/10/23)(c)	EUR	100	96,575
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 08/30/23)(c)	EUR	100	100,898
5.50%, 08/15/26 (Call 08/31/23)(a)	USD	75	71,236
8.50%, 08/15/27 (Call 08/11/23)(a)(b)	USD	100	96,014
United Group BV
4.00%, 11/15/27 (Call 11/15/23)(c)	EUR	100	91,641
4.63%, 08/15/28 (Call 08/15/24)(c)	EUR	100	90,363
UPC Broadband Finco BV, 4.88%, 07/15/31
(Call 07/15/26)(a)	USD	100	83,984
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(a)	USD	150	122,387
Security		Par (000)	Value

Netherlands (continued)
VZ Vendor Financing II BV, 2.88%, 01/15/29
(Call 12/18/23)(c)	EUR	100	$88,193
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29
(Call 01/15/25)(c)	EUR	100	97,825
Ziggo Bond Co. BV
3.38%, 02/28/30 (Call 02/15/25)(c)	EUR	100	84,244
5.13%, 02/28/30 (Call 02/15/25)(a)	USD	50	39,375
6.00%, 01/15/27 (Call 08/31/23)(a)(b)	USD	75	69,772
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(c)	EUR	100	91,697
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	110	93,334
			2,013,349
Portugal — 0.6%
Banco Comercial Portugues SA
3.87%, 03/27/30 (Call 03/27/25)(c)(d)	EUR	100	97,483
8.50%, 10/25/25 (Call 10/25/24),
(3-mo. EURIBOR + 5.547%)(d)	EUR	100	113,591
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(c)(d)	EUR	200	188,564
1.88%, 08/02/81 (Call 05/02/26)(c)(d)	EUR	100	98,075
5.94%, 04/23/83 (Call 01/23/28)(c)(d)	EUR	100	109,538
Novo Banco SA, 9.88%, 12/01/33	EUR	100	114,045
Transportes Aereos Portugueses SA, 5.63%, 12/02/24
(Call 07/02/24)(c)	EUR	100	108,257
			829,553
Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24
(Call 08/11/23)(a)	USD	200	198,899

Spain — 2.3%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30
(Call 04/07/25)(c)(d)	EUR	100	104,557
ACS Actividades de Construccion y Servicios SA,
1.38%, 06/17/25 (Call 03/17/25)(c)	EUR	100	103,382
Banco de Credito Social Cooperativo SA, 8.00%, 09/22/26 (Call 09/22/25)(c)(d).	EUR	100	112,859
Banco de Sabadell SA
2.63%, 03/24/26 (Call 03/24/25)(c)(d)	EUR	100	105,553
5.25%, 02/07/29 (Call 02/07/28)(c)(d)	EUR	100	109,762
5.38%, 09/08/26 (Call 09/08/25)(c)(d)	EUR	100	110,475
6.00%, 08/16/33 (Call 05/16/28)(c)(d)	EUR	100	103,893
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(c)	EUR	100	97,907
1.00%, 09/15/27 (Call 06/15/27)(c)	EUR	100	95,918
1.25%, 01/15/29 (Call 10/15/28)(c)	EUR	100	92,426
2.00%, 09/15/32 (Call 06/15/32)(c)	EUR	100	87,901
2.00%, 02/15/33 (Call 11/15/32)(c)	EUR	100	86,929
2.25%, 04/12/26 (Call 01/12/26)(c)	EUR	100	103,906
Cellnex Telecom SA
1.75%, 10/23/30 (Call 07/23/30)(c)	EUR	200	180,251
1.88%, 06/26/29 (Call 03/26/29)(c)	EUR	100	94,049
2.88%, 04/18/25 (Call 01/18/25)(c)	EUR	100	107,028
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 09/15/23)(c)	EUR	100	101,236
7.88%, 07/31/28	EUR	100	110,446
ContourGlobal Power Holdings SA, 2.75%, 01/01/26
(Call 01/01/24)(c)	EUR	100	101,388
eDreams ODIGEO SA, 5.50%, 07/15/27
(Call 07/15/24)(c)	EUR	100	99,436

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(Call 10/15/24)(c)	EUR	225	$212,599
Grifols SA
1.63%, 02/15/25 (Call 02/15/24)(c)	EUR	100	105,702
3.20%, 05/01/25 (Call 08/30/23)(c)	EUR	100	106,322
Grupo-Antolin Irausa SA, 3.38%, 04/30/26
(Call 08/10/23)(c)	EUR	100	92,443
Ibercaja Banco SA, 2.75%, 07/23/30
(Call 07/23/25)(c)(d)	EUR	100	99,667
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(Call 09/30/24)(c)	EUR	100	97,175
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(Call 09/30/23)(c)	EUR	150	154,237
Unicaja Banco SA, 7.25%, 11/15/27
(Call 11/15/26)(c)(d)	EUR	100	113,038
Via Celere Desarrollos Inmobiliarios SA, 5.25%, 04/01/26 (Call 04/01/24)(c)	EUR	100	102,888
			3,193,373
Sweden — 1.0%
Dometic Group AB, 2.00%, 09/29/28 (Call 06/29/28)(c)	EUR	100	90,443
Fastighets AB Balder, 2.87%, 06/02/81
(Call 03/02/26)(c)(d)	EUR	100	71,987
Heimstaden AB, 4.25%, 03/09/26 (Call 12/09/25)(c)	EUR	100	56,648
Intrum AB
3.00%, 09/15/27 (Call 08/10/23)(c)	EUR	100	76,687
3.50%, 07/15/26 (Call 08/10/23)(c)	EUR	100	85,203
4.88%, 08/15/25 (Call 08/10/23)(c)	EUR	100	97,132
Samhallsbyggnadsbolaget, 1.00%, 08/12/27
(Call 05/12/27)(c)	EUR	100	68,282
Samhallsbyggnadsbolaget i Norden AB, 1.13%, 09/04/26 (Call 06/04/26)(c)	EUR	100	73,805
SBB Treasury OYJ, 1.13%, 11/26/29 (Call 08/26/29)(c)	EUR	125	76,539
Verisure Holding AB
3.25%, 02/15/27 (Call 08/10/23)(c)	EUR	100	99,331
3.88%, 07/15/26 (Call 08/10/23)(c)	EUR	100	103,589
7.13%, 02/01/28 (Call 02/01/25)(c)	EUR	100	111,795
Verisure Midholding AB, 5.25%, 02/15/29
(Call 02/15/24)(c)	EUR	100	95,972
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)(c)	EUR	100	105,511
2.50%, 10/07/27 (Call 07/07/27)(c)	EUR	100	100,642
			1,313,566
Switzerland — 0.5%
Dufry One BV
2.00%, 02/15/27 (Call 08/30/23)(c)	EUR	100	97,742
2.50%, 10/15/24 (Call 08/30/23)(c)	EUR	100	107,464
3.38%, 04/15/28 (Call 04/15/24)(c)	EUR	100	99,974
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25
(Call 03/18/25)(c)	EUR	100	105,619
Transocean Inc., 7.50%, 01/15/26 (Call 08/11/23)(a)	USD	35	34,387
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)	USD	95	80,330
7.88%, 05/01/27 (Call 05/01/24)(a)(b)	USD	60	55,406
9.50%, 06/01/28(b)	USD	50	47,908
Wizz Air Finance Co. BV, 1.00%, 01/19/26
(Call 11/19/25)(c)	EUR	100	96,746
			725,576
Security		Par (000)	Value

United Arab Emirates — 0.0%
Energian Israel Finance Ltd., 4.88%, 03/30/26
(Call 12/30/25)(a)(c)	USD	60	$56,079

United Kingdom — 5.5%
B&M European Value Retail SA, 3.63%, 07/15/25
(Call 07/15/24)(c)	GBP	100	122,213
BCP V Modular Services Finance II PLC
4.75%, 11/30/28 (Call 11/30/24)(c)	EUR	150	139,788
6.13%, 11/30/28 (Call 11/30/24)(c)	GBP	100	104,812
Bellis Acquisition Co. PLC, 3.25%, 02/16/26
(Call 08/30/23)(c)	GBP	275	302,626
Bellis Finco PLC, 4.00%, 02/16/27 (Call 08/30/23)(c)	GBP	100	98,850
British Telecommunications PLC
1.87%, 08/18/80 (Call 05/18/25)(c)(d)	EUR	100	99,631
4.25%, 11/23/81 (Call 11/23/26),
(5-year CMT + 2.985%)(a)(d)	USD	50	44,461
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(a)(d)	USD	45	36,927
Canary Wharf Group Investment Holdings PLC
1.75%, 04/07/26 (Call 01/07/26)(c)	EUR	100	77,329
2.63%, 04/23/25 (Call 03/23/25)(c)	GBP	100	105,140
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 09/01/23)(a)	USD	200	191,480
Constellation Automotive Financing PLC, 4.88%, 07/15/27 (Call 07/15/24)(c)	GBP	100	102,395
Deuce Finco PLC, 5.50%, 06/15/27 (Call 08/30/23)(c)	GBP	100	109,972
eG Global Finance PLC
4.38%, 02/07/25 (Call 08/30/23)(c)	EUR	93	97,637
6.25%, 10/30/25 (Call 08/30/23)(c)	EUR	92	98,207
6.75%, 02/07/25 (Call 08/11/23)(a)	USD	100	98,382
8.50%, 10/30/25 (Call 08/31/23)(a)	USD	75	74,266
Heathrow Finance PLC, 3.88%, 03/01/27(c)(h)	GBP	100	109,915
Iceland Bondco PLC, 4.63%, 03/15/25
(Call 08/10/23)(c)	GBP	100	126,759
INEOS Quattro Finance 1 PLC, 3.75%, 07/15/26
(Call 08/10/23)(c)	EUR	100	94,539
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26
(Call 08/10/23)(c)	EUR	100	97,485
International Consolidated Airlines Group SA
1.50%, 07/04/27 (Call 04/04/27)(c)	EUR	100	95,638
3.75%, 03/25/29 (Call 12/25/28)(c)	EUR	100	97,012
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(c)	EUR	100	107,426
4.50%, 10/01/27 (Call 07/01/27)(a)	USD	50	44,990
5.88%, 01/15/28 (Call 01/15/24)(a)	USD	105	98,097
6.88%, 11/15/26 (Call 08/15/26)(c)	EUR	100	113,390
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 08/30/23)(c)	GBP	100	111,870
Kane Bidco Ltd., 6.50%, 02/15/27 (Call 02/15/24)(c)	GBP	100	117,060
Market Bidco Finco PLC, 5.50%, 11/04/27
(Call 11/04/24)(c)	GBP	100	100,227
NGG Finance PLC
1.63%, 12/05/79 (Call 09/05/24)(c)(d)	EUR	100	104,388
2.13%, 09/05/82 (Call 06/05/27)(c)(d)	EUR	100	95,698
5.63%, 06/18/73 (Call 06/18/25)(c)(d)	GBP	100	122,276
Ocado Group PLC, 3.88%, 10/08/26 (Call 10/08/23)(c)	GBP	100	108,869
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	USD	25	25,006
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/26
(Call 09/15/23)(c)	EUR	100	106,113
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(Call 09/30/23)(c)	GBP	100	118,165

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Pinnacle Bidco PLC, 5.50%, 02/15/25
(Call 08/30/23)(c)	EUR	100	$108,111
Playtech PLC, 5.88%, 06/28/28 (Call 06/28/25)	EUR	100	109,959
Rolls-Royce PLC
1.63%, 05/09/28 (Call 02/09/28)(c)	EUR	100	94,825
3.38%, 06/18/26	GBP	100	116,192
3.63%, 10/14/25 (Call 07/14/25)(a)	USD	110	104,494
4.63%, 02/16/26 (Call 11/16/25)(c)	EUR	100	109,512
5.75%, 10/15/27 (Call 07/15/27)(a)	USD	100	98,622
Sherwood Financing PLC, 4.50%, 11/15/26
(Call 11/15/23)(c)	EUR	100	94,618
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 08/30/23)(c)	GBP	200	239,605
Synthomer PLC, 3.88%, 07/01/25 (Call 07/01/24)(c)	EUR	100	98,520
TalkTalk Telecom Group PLC, 3.88%, 02/20/25
(Call 02/20/24)(c)	GBP	100	108,157
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(c)	GBP	100	99,818
TVL Finance PLC, 10.25%, 04/28/28 (Call 04/28/25)(c)	GBP	100	128,771
Very Group Funding PLC (The), 6.50%, 08/01/26
(Call 08/01/23)(c)	GBP	100	100,500
Victoria PLC, 3.63%, 08/24/26 (Call 02/28/24)(c)	EUR	100	90,444
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(a)(b)	USD	100	81,625
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(c)	GBP	100	101,577
4.25%, 01/15/30 (Call 10/15/24)(c)	GBP	150	154,853
4.50%, 08/15/30 (Call 08/15/25)(a)	USD	100	85,850
5.25%, 05/15/29 (Call 05/15/24)(c)	GBP	100	110,668
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	USD	125	115,346
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 08/30/23)(c)	GBP	100	104,420
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(c)	EUR	150	138,663
4.25%, 01/31/31 (Call 01/31/26)(a)	USD	150	124,773
4.75%, 07/15/31 (Call 07/15/26)(a)	USD	150	126,645
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(c)(d)	EUR	100	100,150
3.00%, 08/27/80 (Call 05/27/30)(c)(d)	EUR	100	90,882
3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(b)(d)	USD	40	35,434
4.13%, 06/04/81 (Call 03/04/31),
(5-year CMT + 2.767%)(b)(d)	USD	95	75,553
6.50%, 08/30/84 (Call 05/30/29)(c)(d)	EUR	150	167,174
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(d)	USD	205	210,443
8.00%, 08/30/86	GBP	100	128,078
			7,553,321
United States — 62.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	USD	70	60,316
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	USD	35	30,053
7.00%, 11/15/25 (Call 08/31/23)(a)(b)	USD	110	106,544
10.13%, 08/01/26 (Call 08/31/23)(a)(b)	USD	35	36,008
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	USD	60	49,404
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	USD	60	49,874
Adient Global Holdings, 8.25%, 04/15/31
(Call 04/15/26)(a)	USD	55	56,513
Security		Par (000)	Value

United States (continued)
Adient Global Holdings Ltd., 7.00%, 04/15/28
(Call 04/15/25)(a)(b)	USD	50	$50,444
ADT Security Corp. (The), 4.13%, 08/01/29
(Call 08/01/28)(a)(b)	USD	110	95,752
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(a)	USD	65	67,105
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 08/31/23)(a)	USD	55	51,171
3.50%, 03/15/29 (Call 09/15/23)(a)	USD	135	117,523
4.63%, 01/15/27 (Call 08/31/23)(a)	USD	155	147,126
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	110	101,236
5.88%, 02/15/28 (Call 08/31/23)(a)	USD	75	73,280
6.50%, 02/15/28 (Call 02/15/25)(a)	USD	75	74,705
7.50%, 03/15/26 (Call 08/31/23)(a)	USD	50	51,038
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	USD	75	68,562
5.88%, 11/01/29 (Call 11/01/24)(a)	USD	55	48,879
6.75%, 10/15/27 (Call 08/31/23)(a)	USD	130	123,482
6.75%, 04/15/28 (Call 04/15/25)(a)	USD	135	134,083
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	USD	100	76,567
6.63%, 07/15/26 (Call 08/31/23)(a)	USD	195	186,597
9.75%, 07/15/27 (Call 08/31/23)(a)	USD	115	105,323
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28
(Call 06/01/24)(a)	USD	200	169,929
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 3.63%, 06/01/28
(Call 06/01/24)(c)	EUR	100	87,501
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	USD	85	71,968
4.75%, 10/01/27 (Call 08/11/23)(a)	USD	60	56,843
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	USD	40	38,852
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(b)	USD	80	77,580
6.70%, 02/14/33 (Call 11/16/32)(b)	USD	60	54,825
Alpha Services and Holdings SA, 5.50%, 06/11/31
(Call 03/11/26)(c)(d)	EUR	100	99,673
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(a)(b)	USD	105	72,255
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	USD	110	61,223
4.75%, 08/01/25 (Call 08/31/23)	USD	85	75,735
American Airlines Group Inc., 3.75%, 03/01/25(a)	USD	40	38,210
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)	USD	65	64,479
11.75%, 07/15/25(a)	USD	265	292,162
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD	326	321,390
5.75%, 04/20/29(a)	USD	330	320,121
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	USD	60	51,540
6.50%, 04/01/27 (Call 08/31/23)(b)	USD	70	68,075
6.88%, 07/01/28 (Call 08/11/23)	USD	50	47,538
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	USD	60	52,163
4.00%, 01/15/28 (Call 08/31/23)(a)	USD	65	59,556

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
AmeriGas Partners LP / AmeriGas Finance Corp.,
9.38%, 06/01/28 (Call 06/01/25)(a)	USD	40	$40,650
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	75	72,656
5.75%, 05/20/27 (Call 02/20/27)(b)	USD	50	45,850
5.88%, 08/20/26 (Call 05/20/26)	USD	70	65,995
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	USD	80	75,027
5.75%, 03/01/27 (Call 08/16/23)(a)(b)	USD	70	67,808
5.75%, 01/15/28 (Call 08/16/23)(a)	USD	55	52,935
7.88%, 05/15/26 (Call 08/16/23)(a)	USD	60	61,249
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	USD	85	79,209
7.63%, 02/01/29 (Call 02/01/24)(a)	USD	41	42,020
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	USD	75	64,920
6.75%, 02/15/27 (Call 08/31/23)(a)	USD	65	63,643
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/31/23)(a)(b)	USD	55	54,441
5.00%, 02/01/28 (Call 08/31/23)(a)(b)	USD	120	113,393
6.38%, 05/01/25 (Call 08/31/23)(a)	USD	145	145,562
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	USD	90	78,300
6.13%, 12/01/28 (Call 12/01/23)(a)	USD	50	43,051
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 08/31/23)(a)	USD	75	71,425
6.88%, 04/01/27 (Call 08/31/23)(a)	USD	50	49,054
Arconic Corp.
6.00%, 05/15/25 (Call 08/10/23)(a)	USD	70	70,927
6.13%, 02/15/28 (Call 08/10/23)(a)	USD	115	118,130
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
2.00%, 09/01/28 (Call 05/15/24)(c)	EUR	100	92,063
6.00%, 06/15/27 (Call 06/15/24)(a)	USD	50	49,295
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/31/23)(c)	EUR	100	99,282
4.75%, 07/15/27 (Call 08/11/23)(c)	GBP	100	103,403
5.25%, 04/30/25 (Call 09/01/23)(a)	USD	75	73,484
5.25%, 08/15/27 (Call 09/01/23)(a)	USD	175	150,514
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 08/11/23)	USD	36	33,055
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	USD	70	62,010
4.75%, 03/01/30 (Call 03/01/25)	USD	60	53,063
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	USD	60	52,274
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	USD	65	58,722
7.00%, 11/01/26 (Call 08/31/23)(a)(b)	USD	50	48,956
Ashland Services BV, 2.00%, 01/30/28
(Call 11/01/27)(c)	EUR	100	94,284
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30 (Call 04/01/25)(a)	USD	30	25,729
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)	USD	85	63,272
7.50%, 09/30/29 (Call 09/30/24)(a)	USD	25	14,742
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)	USD	75	65,419
7.00%, 08/15/25 (Call 08/31/23)(a)	USD	50	49,393
Security		Par (000)	Value

United States (continued)
Audacy Capital Corp.
6.50%, 05/01/27 (Call 08/16/23)(a)	USD	25	$463
6.75%, 03/31/29 (Call 03/31/24)(a)	USD	25	438
Avantor Funding Inc.
2.63%, 11/01/25 (Call 08/10/23)(c)	EUR	100	105,120
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	USD	80	70,132
4.63%, 07/15/28 (Call 08/31/23)(a)(b)	USD	155	143,762
Avient Corp.
5.75%, 05/15/25 (Call 08/31/23)(a)	USD	50	49,506
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	USD	75	75,566
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	USD	50	45,432
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	USD	65	60,450
5.75%, 07/15/27 (Call 08/31/23)(a)	USD	40	38,648
Avis Budget Finance PLC
4.75%, 01/30/26 (Call 09/30/23)(c)	EUR	100	107,783
7.25%, 07/31/30 (Call 07/31/26)(c)	EUR	100	109,964
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 08/10/23)(c)	EUR	100	107,855
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(a)	USD	75	64,412
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27
(Call 09/01/23)(a)	USD	50	47,485
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/31/23)	USD	85	80,937
5.25%, 09/15/27 (Call 08/31/23)(b)	USD	55	47,426
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	USD	125	103,264
3.13%, 09/15/31 (Call 06/15/31)(b)	USD	90	74,106
4.88%, 03/15/26 (Call 12/15/25)	USD	70	68,467
5.25%, 07/01/25	USD	95	94,150
6.00%, 06/15/29 (Call 05/15/26)	USD	110	110,000
6.88%, 03/15/28 (Call 11/15/24)(b)	USD	90	92,160
Bath & Body Works Inc.
5.25%, 02/01/28	USD	40	38,206
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	USD	105	101,498
7.50%, 06/15/29 (Call 06/15/24)(b)	USD	65	65,760
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	USD	175	106,333
5.25%, 01/30/30 (Call 01/30/25)(a)	USD	125	56,531
5.50%, 11/01/25 (Call 08/31/23)(a)	USD	195	175,500
5.75%, 08/15/27 (Call 08/16/23)(a)	USD	60	38,418
6.25%, 02/15/29 (Call 02/15/24)(a)	USD	100	47,083
11.00%, 09/30/28(a)	USD	289	213,561
Beacon Roofing Supply Inc., 6.50%, 08/01/30
(Call 08/01/26)(a)	USD	48	48,120
Berry Global Inc., 5.63%, 07/15/27 (Call 08/31/23)(a)(b)	USD	30	29,398
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(a)	USD	125	114,375
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	USD	100	91,353
3.50%, 06/01/31 (Call 03/01/31)(b)	USD	105	87,931
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 08/11/23)(b)	USD	145	136,690
4.75%, 06/15/31 (Call 06/15/26)(a)	USD	75	67,102
Brand Industrial Services Inc., 10.38%, 08/01/30	USD	55	56,084
Brink’s Co. (The)
4.63%, 10/15/27 (Call 08/31/23)(a)	USD	50	47,000
5.50%, 07/15/25 (Call 08/31/23)(a)	USD	50	49,506

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Brookfield Property Finance ULC
4.00%, 09/30/26 (Call 08/30/26)	CAD	125	$84,173
7.13%, 02/13/28 (Call 01/13/28)	CAD	75	54,375
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	USD	55	47,671
5.75%, 05/15/26 (Call 08/11/23)(a)(b)	USD	100	94,125
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD	50	45,809
4.13%, 03/01/25 (Call 02/01/25)(a)	USD	25	24,063
4.13%, 12/01/27 (Call 09/01/27)	USD	35	31,805
4.50%, 03/01/28 (Call 12/01/27)(a)	USD	75	67,822
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	USD	140	121,450
5.00%, 03/01/30 (Call 03/01/25)(a)	USD	35	32,714
6.38%, 06/15/32 (Call 06/15/27)(a)	USD	65	64,740
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	USD	50	50,500
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	USD	115	101,200
6.25%, 07/01/25 (Call 08/11/23)(a)	USD	355	352,826
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	USD	205	206,999
8.13%, 07/01/27 (Call 08/31/23)(a)(b)	USD	185	189,604
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 08/11/23)(a)	USD	110	111,100
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	USD	50	48,375
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	USD	75	76,275
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	USD	85	69,694
4.50%, 02/15/28 (Call 08/31/23)(a)	USD	130	119,391
4.63%, 02/01/29 (Call 02/01/24)(a)	USD	65	56,131
5.00%, 02/01/31 (Call 02/01/26)(a)	USD	85	71,634
5.13%, 03/15/28 (Call 08/31/23)(a)(b)	USD	150	136,200
5.25%, 06/01/26 (Call 08/31/23)(a)	USD	47	45,752
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25
(Call 08/31/23)(a)(b)	USD	21	21,630
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 08/01/24)(a)(b)	USD	60	58,709
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28
(Call 05/01/25)(a).	USD	200	218,297
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	73,017
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	USD	50	31,000
5.50%, 04/15/27 (Call 04/15/24)(a)	USD	45	32,638
5.63%, 10/01/25 (Call 08/11/23)(a)	USD	55	49,538
5.88%, 10/01/28 (Call 10/01/23)(a)	USD	50	31,058
10.25%, 05/01/30 (Call 05/01/27)(a)	USD	230	182,723
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 08/30/23)(c)	EUR	100	92,271
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	USD	60	50,266
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	USD	70	58,625
5.00%, 07/15/27 (Call 08/31/23)(a)	USD	50	46,986
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	USD	300	246,510
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	USD	210	161,358
4.50%, 08/15/30 (Call 02/15/25)(a)	USD	285	241,181
4.50%, 05/01/32 (Call 05/01/26)	USD	310	252,768
4.50%, 06/01/33 (Call 06/01/27)(a)	USD	180	142,533
Security		Par (000)	Value

United States (continued)
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	310	$268,925
4.75%, 02/01/32 (Call 02/01/27)(a)	USD	120	99,420
5.00%, 02/01/28 (Call 08/16/23)(a)	USD	265	245,125
5.13%, 05/01/27 (Call 08/31/23)(a)	USD	330	309,606
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	150	137,099
5.50%, 05/01/26 (Call 08/31/23)(a)	USD	70	68,355
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	USD	160	153,000
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	USD	105	104,125
CDI Escrow Issuer Inc., 5.75%, 04/01/30
(Call 04/01/25)(a)	USD	120	111,450
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	USD	70	62,839
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 08/31/23)	USD	60	56,708
5.50%, 05/01/25 (Call 08/31/23)(a)	USD	75	74,231
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	USD	50	42,514
4.13%, 04/30/31 (Call 04/30/26)(a)	USD	55	46,034
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	USD	50	43,536
6.75%, 06/01/27 (Call 08/31/23)	USD	50	50,188
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	USD	50	44,234
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	USD	40	34,870
4.25%, 05/01/28 (Call 08/16/23)(a)	USD	75	68,989
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	USD	139	142,607
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	USD	50	53,844
Chemours Co. (The)
4.00%, 05/15/26 (Call 08/30/23)	EUR	100	101,937
4.63%, 11/15/29 (Call 11/15/24)(a)	USD	55	46,651
5.38%, 05/15/27 (Call 02/15/27)(b)	USD	75	71,362
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	USD	60	55,337
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 08/31/23)(a)(b)	USD	30	29,503
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	USD	57	54,548
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	USD	125	124,219
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	USD	95	71,962
5.25%, 05/15/30 (Call 05/15/25)(a)	USD	165	131,123
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	USD	205	182,093
6.00%, 01/15/29 (Call 01/15/24)(a)	USD	80	68,320
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	USD	140	88,282
6.88%, 04/01/28 (Call 08/16/23)(a)	USD	85	52,688
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	USD	140	92,881
8.00%, 03/15/26 (Call 08/31/23)(a)(b)	USD	210	206,018
8.00%, 12/15/27 (Call 08/16/23)(a)(b)	USD	74	72,427
Churchill Downs Inc.
4.75%, 01/15/28 (Call 08/31/23)(a)	USD	65	60,136
5.50%, 04/01/27 (Call 08/31/23)(a)	USD	50	48,387
6.75%, 05/01/31(a)	USD	80	78,230
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	USD	85	74,515
5.88%, 03/15/26 (Call 08/31/23)(a)	USD	35	33,117
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/31/23)(a)	USD	75	74,953
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 08/31/23)(a)	USD	90	87,934
7.00%, 06/15/25 (Call 08/31/23)(a)	USD	145	143,423
Civitas Resources Inc.
8.38%, 07/01/28 (Call 07/01/25)(a)	USD	145	149,343

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
8.75%, 07/01/31 (Call 07/01/26)(a)	USD	155	$160,425
Clarios Global LP, 6.75%, 05/15/25 (Call 08/31/23)(a)	USD	32	32,041
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 09/01/23)(a)(b)	USD	100	99,895
6.75%, 05/15/28	USD	75	75,591
8.50%, 05/15/27 (Call 09/01/23)(a)(b)	USD	145	146,767
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 08/31/23)(c)	EUR	100	106,622
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	USD	85	75,650
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	USD	85	75,533
Clean Harbors Inc.
4.88%, 07/15/27 (Call 08/31/23)(a)	USD	50	47,803
6.38%, 02/01/31 (Call 02/01/26)(a)	USD	60	60,299
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/31/23)(a)(b)	USD	130	119,397
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	USD	100	79,678
7.75%, 04/15/28 (Call 04/15/24)(a)	USD	100	83,498
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	USD	95	78,731
4.75%, 03/15/28 (Call 08/11/23)(a)(b)	USD	85	78,784
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 08/31/23)(b)	USD	45	44,234
6.75%, 03/15/26 (Call 08/31/23)(a)	USD	65	65,472
6.75%, 04/15/30	USD	90	87,412
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	USD	405	363,994
9.00%, 09/30/29(a)(b)	USD	390	348,962
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)	USD	65	62,225
8.75%, 04/15/30 (Call 04/15/25)(a)	USD	120	109,380
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)	USD	40	37,400
7.38%, 01/15/31 (Call 01/15/26)(a)	USD	45	44,550
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	USD	105	73,738
3.63%, 10/01/31 (Call 10/01/26)(a)	USD	105	66,281
Colgate Energy Partners III LLC, 5.88%, 07/01/29
(Call 07/01/24)(a)	USD	70	66,609
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	USD	140	107,827
6.00%, 03/01/26 (Call 08/31/23)(a)	USD	165	151,366
7.13%, 07/01/28 (Call 08/31/23)(a)(b)	USD	60	40,365
8.25%, 03/01/27 (Call 08/31/23)(a)	USD	100	75,852
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/11/23)(a)	USD	65	43,444
6.00%, 06/15/25 (Call 08/11/23)(a)(b)	USD	131	119,046
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	USD	125	113,750
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	USD	110	97,607
6.75%, 03/01/29 (Call 03/01/24)(a)	USD	115	107,237
Condor Merger Sub Inc., 7.38%, 02/15/30
(Call 02/15/25)(a).	USD	210	181,495
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	USD	35	26,052
6.50%, 10/01/28 (Call 10/01/23)(a)	USD	85	66,282
Constellium SE
3.13%, 07/15/29 (Call 07/15/24)(c)	EUR	100	94,031
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	USD	75	65,130
Security		Par (000)	Value

United States (continued)
Coty Inc.
3.88%, 04/15/26 (Call 08/10/23)(c)	EUR	100	$106,851
5.00%, 04/15/26 (Call 08/31/23)(a)	USD	120	116,004
6.50%, 04/15/26 (Call 08/31/23)(a)(b)	USD	35	34,825
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	USD	60	55,664
6.63%, 07/15/30 (Call 07/16/26)(a)	USD	75	75,656
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	USD	90	79,926
5.00%, 09/01/30 (Call 09/01/25)	USD	30	26,211
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	USD	150	136,500
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 08/31/23)(a)	USD	75	73,984
9.25%, 02/15/28 (Call 02/15/25)(a)	USD	80	81,376
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/16/23)(a)	USD	75	71,437
5.75%, 04/01/25 (Call 08/31/23)	USD	55	54,498
6.00%, 02/01/29 (Call 02/01/24)(a)	USD	70	66,212
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	USD	65	65,013
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	USD	35	35,637
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)(b)	USD	45	42,958
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	60	56,983
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/31/23)	USD	75	72,568
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)(c)	EUR	100	107,620
2.88%, 02/01/26 (Call 08/01/25)(c)	EUR	100	106,183
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	USD	45	42,283
5.63%, 10/15/25 (Call 08/31/23)(a)	USD	150	148,162
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	100	72,250
4.50%, 11/15/31 (Call 11/15/26)(a)	USD	150	107,625
4.63%, 12/01/30 (Call 12/01/25)(a)	USD	250	125,734
5.00%, 11/15/31 (Call 11/15/26)(a)	USD	60	30,241
5.38%, 02/01/28 (Call 08/31/23)(a)	USD	100	83,500
5.50%, 04/15/27 (Call 08/31/23)(a)	USD	125	107,187
5.75%, 01/15/30 (Call 01/15/25)(a)	USD	225	116,895
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	200	170,000
7.50%, 04/01/28 (Call 08/11/23)(a)(b)	USD	100	61,414
11.25%, 05/15/28 (Call 05/15/25)(a)	USD	100	98,875
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(a)	USD	78	29,835
CVR Energy Inc.
5.25%, 02/15/25 (Call 08/16/23)(a)(b)	USD	65	63,370
5.75%, 02/15/28 (Call 08/16/23)(a)	USD	45	41,158
Dana Financing Luxembourg Sarl, 8.50%, 07/15/31
(Call 07/15/26)(c)	EUR	100	115,151
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	USD	50	42,914
5.38%, 11/15/27 (Call 08/11/23)	USD	40	38,457
5.63%, 06/15/28 (Call 08/11/23)(b)	USD	45	42,891
Darling Global Finance BV, 3.63%, 05/15/26
(Call 08/10/23)(c)	EUR	100	107,435

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 08/11/23)(a)(b)	USD	75	$72,925
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	USD	105	103,357
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	150	120,045
4.63%, 06/01/30 (Call 06/01/25)(a)	USD	275	234,382
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	USD	95	91,336
3.75%, 10/28/29 (Call 07/28/29)(b)	USD	60	54,348
4.38%, 04/19/28 (Call 01/19/28)(b)	USD	40	37,980
7.38%, 01/15/26 (Call 12/15/25)(b)	USD	90	93,634
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/31/23)(a)	USD	375	338,512
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	USD	285	233,700
5.75%, 12/01/28 (Call 12/01/27)(a)(b)	USD	250	193,047
5.88%, 11/15/24	USD	200	182,500
7.38%, 07/01/28 (Call 08/11/23)	USD	105	59,128
7.75%, 07/01/26	USD	200	129,300
5.13%, 06/01/29	USD	165	82,912
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(a)	USD	363	365,352
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	USD	40	29,194
4.75%, 02/15/28 (Call 08/15/27)(b)	USD	60	43,950
9.75%, 06/15/25 (Call 08/16/23)	USD	55	54,347
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	USD	55	52,731
4.35%, 04/15/29 (Call 01/15/29)	USD	50	44,143
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	USD	110	97,636
4.38%, 06/15/31 (Call 06/15/26)(a)	USD	115	99,762
Earthstone Energy Holdings LLC
8.00%, 04/15/27 (Call 04/15/24)(a)	USD	50	49,813
9.88%, 07/15/31(a)(b)	USD	45	46,585
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	USD	40	34,974
5.50%, 06/01/28 (Call 08/31/23)(a)(b)	USD	80	76,032
Edison International, 8.13%, 06/15/53 (Call 03/15/28),
(5-year CMT + 3.864%)(d)	USD	50	51,192
Emerald Debt Merger Sub LLC
6.38%, 12/15/30 (Call 06/15/26)(c)	EUR	100	109,924
6.63%, 12/15/30 (Call 06/15/26)(a)	USD	260	259,220
Encompass Health Corp.
4.50%, 02/01/28 (Call 08/31/23)	USD	80	74,393
4.63%, 04/01/31 (Call 04/01/26)	USD	60	53,319
4.75%, 02/01/30 (Call 02/01/25)	USD	80	72,710
Encore Capital Group Inc., 4.25%, 06/01/28
(Call 06/01/24)(c)	GBP	100	97,558
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 08/31/23)(a)(b)	USD	100	97,500
Energizer Gamma Acquisition BV, 3.50%, 06/30/29
(Call 06/30/24)(c)	EUR	100	89,521
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	USD	90	78,154
4.75%, 06/15/28 (Call 08/31/23)(a)	USD	60	53,970
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	USD	50	47,763
5.63%, 01/15/28 (Call 07/15/27)(a)	USD	50	48,812
6.50%, 09/01/30 (Call 03/01/30)(a)	USD	95	95,678
Security		Par (000)	Value

United States (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	56	$53,900
4.85%, 07/15/26 (Call 04/15/26)	USD	40	38,864
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(a)	USD	150	140,119
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	USD	100	95,740
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)	USD	35	30,538
4.38%, 04/15/28 (Call 08/11/23)(a)	USD	50	45,688
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	USD	35	32,833
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	USD	80	73,104
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	USD	135	120,485
5.50%, 07/15/28 (Call 04/15/28)(b)	USD	85	81,847
6.00%, 07/01/25 (Call 04/01/25)(a)	USD	60	59,600
6.50%, 07/01/27 (Call 01/01/27)(a)	USD	75	74,625
7.50%, CALL, 06/01/27 (Call 06/01/24)(a)	USD	40	40,593
7.50%, CALL, 06/01/30 (Call 12/01/29)(a)	USD	50	51,661
Fair Isaac Corp.
4.00%, 06/15/28 (Call 08/16/23)(a)	USD	75	68,813
5.25%, 05/15/26 (Call 02/15/26)(a)	USD	60	58,910
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 08/31/23)(a)	USD	65	61,297
5.88%, 04/01/29 (Call 04/01/24)(a)	USD	95	81,700
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	USD	100	87,567
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	USD	115	98,612
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	USD	50	44,658
5.63%, 01/01/30 (Call 01/01/25)(a)	USD	60	55,428
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	USD	55	46,414
Series B, 2.25%, 09/01/30 (Call 06/01/30)	USD	35	28,290
Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	USD	165	156,154
Ford Credit Canada Co, 2.96%, 09/16/26
(Call 08/16/26)	CAD	100	67,458
Ford Credit Canada Co.
4.46%, 11/13/24	CAD	50	36,867
7.00%, 02/10/26	CAD	100	76,024
7.38%, 05/12/26	CAD	75	57,443
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	USD	280	221,354
4.35%, 12/08/26 (Call 09/08/26)(b)	USD	25	24,424
6.10%, 08/19/32 (Call 05/19/32)(b)	USD	195	188,618
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	USD	25	23,439
2.33%, 11/25/25	EUR	100	104,218
2.39%, 02/17/26	EUR	100	104,025
2.70%, 08/10/26 (Call 07/10/26)	USD	210	188,257
2.90%, 02/10/29 (Call 12/10/28)	USD	100	83,500
3.25%, 09/15/25	EUR	100	106,390
3.38%, 11/13/25 (Call 10/13/25)	USD	200	187,189
3.63%, 06/17/31 (Call 03/17/31)	USD	25	20,682
3.82%, 11/02/27 (Call 08/02/27)	USD	120	107,700
4.00%, 11/13/30 (Call 08/13/30)	USD	200	172,047
4.06%, 11/01/24 (Call 10/01/24)	USD	225	218,222
4.13%, 08/04/25	USD	25	23,844
4.39%, 01/08/26	USD	200	190,414
4.54%, 08/01/26 (Call 06/01/26)	USD	100	94,717

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.87%, 08/03/27	EUR	100	$109,955
4.95%, 05/28/27 (Call 04/28/27)	USD	200	190,117
5.11%, 05/03/29 (Call 02/03/29)	USD	235	219,235
5.13%, 06/16/25 (Call 05/16/25)	USD	365	355,419
6.13%, 05/15/28	EUR	100	114,708
6.80%, 05/12/28 (Call 04/12/28)	USD	200	201,860
6.86%, 06/05/26	GBP	100	126,020
6.95%, 03/06/26 (Call 02/06/26)	USD	150	151,377
7.35%, 11/04/27 (Call 10/04/27)	USD	175	179,735
7.35%, 03/06/30 (Call 01/06/30)	USD	50	51,798
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	USD	110	101,462
6.50%, 10/01/25 (Call 08/31/23)(a)	USD	56	55,431
9.75%, 08/01/27 (Call 08/11/23)(a)	USD	45	46,838
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	USD	85	74,786
7.63%, 05/01/26	USD	70	64,037
8.13%, 11/15/24 (Call 08/31/23)(a)	USD	20	19,893
8.25%, 04/15/25 (Call 08/31/23)(a)(b)	USD	55	54,416
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	USD	165	139,837
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	USD	135	123,612
5.88%, 11/01/29 (Call 11/01/24)	USD	75	54,760
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	USD	115	83,519
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	USD	85	65,967
8.63%, 03/15/31 (Call 03/15/26)(a)	USD	65	62,124
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	USD	125	121,045
FXI Holdings Inc.
7.88%, 11/01/24 (Call 08/31/23)(a)	USD	2	1,810
12.25%, 11/15/26 (Call 08/31/23)(a)	USD	84	78,133
12.25%, 11/15/26(b)	USD	74	68,413
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	USD	70	52,150
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	USD	89	63,635
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	USD	65	57,328
3.75%, 10/01/30 (Call 10/01/25)(a)	USD	100	87,284
4.50%, 07/01/28 (Call 08/31/23)(a)	USD	85	79,415
Gen Digital Inc., 5.00%, 04/15/25 (Call 08/11/23)(a)	USD	125	123,261
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 08/31/23)	USD	55	54,424
7.75%, 02/01/28 (Call 08/31/23)	USD	90	87,412
8.00%, 01/15/27 (Call 01/15/24)	USD	105	103,350
8.88%, 04/15/30 (Call 04/15/26)(b)	USD	30	29,923
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26), (5-year CMT + 3.796%)(a)(d)	USD	70	50,571
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	USD	85	73,100
5.25%, 12/01/27 (Call 08/31/23)(a)	USD	65	62,270
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	USD	75	71,954
5.00%, 05/31/26 (Call 08/31/23)(b)	USD	90	87,457
5.00%, 07/15/29 (Call 04/15/29)(b)	USD	70	64,547
5.25%, 04/30/31 (Call 01/30/31)(b)	USD	60	54,428
5.25%, 07/15/31 (Call 04/15/31)(b)	USD	65	58,076
5.63%, 04/30/33 (Call 01/30/33)(b)	USD	55	49,229
9.50%, 05/31/25 (Call 08/16/23)	USD	70	71,827
Security		Par (000)	Value

United States (continued)
Grand Canyon University
4.13%, 10/01/24	USD	50	$47,375
5.13%, 10/01/28 (Call 08/01/28)	USD	35	31,736
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	USD	35	31,441
3.75%, 02/01/30 (Call 08/01/29)(a)	USD	30	26,096
Gray Escrow II Inc., 5.38%, 11/15/31
(Call 11/15/26)(a)(b)	USD	120	83,138
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	USD	85	59,670
5.88%, 07/15/26 (Call 08/31/23)(a)	USD	75	67,500
7.00%, 05/15/27 (Call 08/11/23)(a)(b)	USD	75	64,875
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 08/31/23)(a)	USD	25	24,789
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(a)(b)	USD	125	109,889
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	USD	100	93,653
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	USD	75	76,725
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	USD	130	117,351
6.00%, 04/15/25 (Call 08/31/23)(a)(b)	USD	50	49,283
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26
(Call 01/20/24)(a)	USD	100	94,358
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/23)(a)	USD	65	61,901
Herc Holdings Inc., 5.50%, 07/15/27
(Call 08/31/23)(a)(b)	USD	110	105,706
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	USD	60	54,176
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	USD	100	82,625
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	USD	95	83,478
5.13%, 06/15/28 (Call 08/31/23)(a)(b)	USD	45	42,674
5.50%, 10/15/30 (Call 10/15/25)(a)	USD	35	32,900
5.63%, 02/15/26 (Call 08/31/23)(a)	USD	75	73,875
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	55	51,042
6.00%, 04/15/30 (Call 04/15/25)(a)	USD	45	41,561
6.00%, 02/01/31 (Call 02/01/26)(a)	USD	80	73,024
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	50	47,867
6.25%, 04/15/32 (Call 05/15/27)(a)	USD	50	45,617
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	USD	165	138,600
3.75%, 05/01/29 (Call 05/01/24)(a)	USD	100	89,116
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	USD	100	87,250
4.88%, 01/15/30 (Call 01/15/25)	USD	105	98,393
5.38%, 05/01/25 (Call 08/11/23)(a)	USD	35	34,770
5.75%, 05/01/28 (Call 08/31/23)(a)	USD	50	49,233
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	USD	55	46,956
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	USD	80	71,380
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 08/16/23)	USD	60	57,975
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	USD	55	41,800

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	USD	100	$87,500
4.63%, 02/01/28 (Call 08/31/23)(a)	USD	50	47,446
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	USD	65	54,890
4.38%, 02/01/31 (Call 02/01/26)(a)	USD	65	53,571
5.38%, 08/01/28 (Call 08/31/23)(a)	USD	75	68,668
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	USD	75	65,469
5.13%, 10/01/24 (Call 07/01/24)	USD	86	85,227
6.88%, 05/01/25 (Call 04/01/25)	USD	55	55,740
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)	USD	40	35,769
7.00%, 05/01/26 (Call 08/11/23)(a)	USD	150	149,700
HUB International Ltd., 7.25%, 06/15/30
(Call 06/15/26)(a)	USD	235	239,205
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	USD	70	65,338
6.63%, 08/01/26(b)	USD	75	67,715
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	USD	85	69,092
4.75%, 09/15/24 (Call 06/15/24)	USD	75	72,484
5.25%, 05/15/27 (Call 11/15/26)	USD	142	124,948
6.25%, 05/15/26 (Call 08/31/23)	USD	130	121,866
6.38%, 12/15/25 (Call 08/31/23)	USD	70	67,011
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 08/31/23)(a)(b)	USD	50	38,379
5.25%, 08/15/27 (Call 08/16/23)(a)(b)	USD	70	55,038
6.38%, 05/01/26 (Call 08/16/23)	USD	75	64,655
8.38%, 05/01/27 (Call 08/16/23)(b)	USD	120	82,050
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	USD	200	175,856
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(a)	USD	290	264,416
International Game Technology PLC
4.13%, 04/15/26 (Call 08/31/23)(a)	USD	75	71,265
5.25%, 01/15/29 (Call 01/15/24)(a)	USD	75	71,146
6.25%, 01/15/27 (Call 07/15/26)(a)	USD	85	85,021
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	40	39,932
IQVIA Inc.
2.88%, 09/15/25 (Call 08/10/23)(c)	EUR	100	106,670
2.88%, 06/15/28 (Call 08/10/23)(c)	EUR	200	201,608
5.00%, 10/15/26 (Call 08/31/23)(a)	USD	50	48,585
5.00%, 05/15/27 (Call 08/31/23)(a)	USD	135	130,336
6.50%, 05/15/30 (Call 05/15/26)(a)	USD	75	75,777
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	USD	110	94,776
4.88%, 09/15/27 (Call 08/11/23)(a)	USD	110	103,202
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	95	85,737
5.00%, 07/15/28 (Call 08/11/23)(a)(b)	USD	65	60,226
5.25%, 03/15/28 (Call 08/11/23)(a)	USD	65	61,047
5.25%, 07/15/30 (Call 07/15/25)(a)	USD	135	121,804
5.63%, 07/15/32 (Call 07/15/26)(a)	USD	60	53,995
7.00%, 02/15/29	USD	100	100,312
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(a)	USD	80	68,951
Iron Mountain UK PLC, 3.88%, 11/15/25
(Call 08/10/23)(c)	GBP	100	120,243
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	USD	140	120,457
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(a)	USD	155	137,841
Security		Par (000)	Value

United States (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	USD	100	$85,563
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/31/23)(a)(b)	USD	50	49,087
4.88%, 12/15/27 (Call 08/31/23)(a)(b)	USD	50	44,800
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)	USD	60	49,163
4.63%, 03/01/28 (Call 08/31/23)(a)(b)	USD	50	44,913
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	USD	55	44,763
4.75%, 02/01/30 (Call 09/01/24)	USD	50	39,021
5.00%, 03/01/31 (Call 03/01/26)(b)	USD	61	47,275
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 08/31/23)(a)	USD	75	72,498
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)	USD	125	120,156
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(Call 03/01/24)(c)	EUR	100	70,289
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	USD	50	36,705
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	USD	45	41,202
6.75%, 07/15/26 (Call 08/11/23)(a)	USD	65	63,838
8.25%, 11/01/29 (Call 11/01/24)(a)	USD	45	37,399
10.50%, 07/15/27 (Call 08/11/23)(a)	USD	85	81,066
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 08/31/23)(a)	USD	70	62,933
4.75%, 06/15/29 (Call 06/15/24)(a)	USD	53	44,653
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	USD	80	67,657
3.75%, 02/15/28 (Call 08/16/23)	USD	50	45,625
4.00%, 02/15/30 (Call 02/15/25)	USD	60	52,924
4.88%, 01/15/29 (Call 01/15/24)(b)	USD	50	46,875
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	USD	105	92,727
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	USD	70	61,425
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	USD	40	37,950
Laredo Petroleum Inc., 9.50%, 01/15/25
(Call 08/31/23)(b)	USD	50	49,750
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	USD	50	47,053
3.20%, 08/08/24 (Call 07/08/24)	USD	175	170,056
3.50%, 08/18/26 (Call 06/18/26)	USD	110	102,569
3.90%, 08/08/29 (Call 05/08/29)	USD	75	67,211
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/24)(a)	USD	95	81,880
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(a)	USD	125	109,062
8.25%, 08/01/31 (Call 08/01/26)(a)	USD	40	40,634
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	USD	75	62,202
6.75%, 10/15/27 (Call 08/31/23)(a)	USD	115	108,069
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	USD	40	26,168
6.50%, 11/01/25 (Call 08/31/23)(a)	USD	50	41,740
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 08/31/23)(a)	USD	60	51,750
6.75%, 04/15/25 (Call 08/31/23)(a)(b)	USD	35	35,569
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	USD	85	55,790
3.75%, 07/15/29 (Call 01/15/24)(a)	USD	115	75,246

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
3.88%, 11/15/29 (Call 08/15/29)(a)	USD	75	$63,833
4.25%, 07/01/28 (Call 08/31/23)(a)	USD	125	88,510
4.63%, 09/15/27 (Call 08/31/23)(a)(b)	USD	95	72,182
10.50%, 05/15/30 (Call 05/15/26)(a)	USD	95	98,422
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26),
(5-year CMT + 3.315%)(a)(d)	USD	50	40,111
4.30%, 02/01/61 (Call 02/01/26)(a)	USD	75	47,123
Life Time Inc.
5.75%, 01/15/26 (Call 08/31/23)(a)	USD	103	101,061
8.00%, 04/15/26 (Call 08/31/23)(a)(b)	USD	45	45,029
Lifepoint Health Inc., 5.38%, 01/15/29
(Call 01/15/24)(a)	USD	45	31,995
LifePoint Health Inc., 9.88%, 08/15/30	USD	65	65,000
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	USD	95	81,819
4.38%, 01/15/31 (Call 10/15/25)(a)	USD	40	34,400
4.63%, 12/15/27 (Call 08/31/23)(a)	USD	50	46,496
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	USD	60	53,745
4.75%, 10/15/27 (Call 08/31/23)(a)(b)	USD	95	88,587
4.88%, 11/01/24 (Call 08/31/23)(a)(b)	USD	50	49,125
6.50%, 05/15/27 (Call 08/31/23)(a)	USD	135	135,422
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 08/31/23)(a)	USD	150	98,625
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	USD	55	22,638
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	USD	40	37,140
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	USD	35	31,588
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	USD	45	40,325
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)	USD	75	66,865
5.88%, 06/30/29 (Call 06/30/24)(a)	USD	105	87,798
Matador Resources Co., 6.88%, 04/15/28(b)	USD	45	44,764
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	USD	35	28,788
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	USD	60	51,585
4.63%, 06/01/28 (Call 08/31/23)(a)	USD	60	55,728
5.00%, 12/15/27 (Call 08/31/23)(a)	USD	50	47,375
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)	USD	275	273,642
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	USD	135	125,212
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	USD	100	87,889
8.00%, 08/01/29 (Call 08/01/24)(a)	USD	70	60,051
Mercer International Inc., 5.13%, 02/01/29
(Call 02/01/24)(b)	USD	85	69,687
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	USD	50	44,847
6.00%, 06/01/25 (Call 03/01/25)	USD	35	35,109
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	47	44,513
4.75%, 10/15/28 (Call 07/15/28)(b)	USD	90	83,137
5.50%, 04/15/27 (Call 01/15/27)	USD	61	58,915
5.75%, 06/15/25 (Call 03/15/25)	USD	65	64,309
6.75%, 05/01/25 (Call 08/31/23)	USD	60	60,300
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	USD	90	76,500
7.88%, 05/01/29 (Call 05/01/24)(a)	USD	115	81,190
Security		Par (000)	Value

United States (continued)
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	USD	50	$40,000
6.50%, 05/01/28 (Call 05/01/24)(a)	USD	90	79,690
Minerva Merger Sub Inc., 6.50%, 02/15/30
(Call 02/15/25)(a)(b)	USD	240	203,709
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(a)(b)	USD	60	43,036
ModivCare Inc., 5.88%, 11/15/25 (Call 08/31/23)(a)(b)	USD	50	46,390
Mohegan Gaming & Entertainment, 8.00%, 02/01/26
(Call 08/31/23)(a)	USD	100	92,475
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	USD	65	55,575
3.88%, 05/15/32 (Call 02/15/32)(a)	USD	85	70,949
4.38%, 06/15/28 (Call 08/31/23)(a)	USD	55	50,460
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 08/31/23)(a)	USD	70	65,478
10.50%, 05/15/27 (Call 08/31/23)(a)	USD	75	73,346
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	USD	455	398,125
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	USD	265	234,920
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	USD	100	86,875
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	USD	115	88,119
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	99,597
3.38%, 04/24/30 (Call 01/24/30)	GBP	125	106,376
3.50%, 03/15/31 (Call 03/15/26)	USD	135	97,200
4.63%, 08/01/29 (Call 08/01/24)(b)	USD	100	79,293
5.00%, 10/15/27 (Call 08/31/23)(b)	USD	150	131,437
5.25%, 08/01/26 (Call 08/31/23)(b)	USD	40	36,945
Murphy Oil Corp.
5.88%, 12/01/27 (Call 08/16/23)(b)	USD	30	29,655
6.38%, 07/15/28 (Call 07/15/24)	USD	60	59,518
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	80	67,900
4.75%, 09/15/29 (Call 09/15/24)	USD	50	45,990
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	USD	45	44,100
7.38%, 05/15/27 (Call 05/15/24)(a)	USD	60	58,773
Nabors Industries Ltd., 7.25%, 01/15/26
(Call 08/31/23)(a)	USD	60	57,853
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	USD	55	46,556
5.50%, 08/15/28 (Call 08/31/23)(a)(b)	USD	75	67,687
5.75%, 11/15/31 (Call 11/15/26)(a)	USD	85	72,362
6.00%, 01/15/27 (Call 08/31/23)(a)	USD	65	62,217
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD	55	47,977
5.00%, 03/15/27 (Call 09/15/26)	USD	85	76,914
5.50%, 03/15/29 (Call 06/15/28)	USD	65	56,128
5.88%, 10/25/24	USD	50	49,563
6.75%, 06/25/25	USD	50	49,489
6.75%, 06/15/26	USD	50	48,821
9.38%, 07/25/30 (Call 10/25/29)	USD	45	45,268
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 08/11/23)(a)	USD	50	48,000
5.88%, 03/15/26 (Call 12/15/25)(a)	USD	155	146,862
5.88%, 02/15/27 (Call 02/15/24)(a)	USD	95	92,344
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	USD	55	52,637
8.38%, 02/01/28 (Call 02/01/25)(a)	USD	65	67,711

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	USD	50	$45,500
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	USD	70	63,445
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	USD	135	120,776
5.25%, 10/01/30 (Call 10/01/25)(a)	USD	40	35,422
5.75%, 09/01/27 (Call 08/11/23)(a)	USD	40	40,216
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	USD	60	60,966
Neptune Bidco U.S. Inc., 9.29%, 04/15/29
(Call 10/15/25)(a)	USD	270	248,400
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 08/31/23)(a)	USD	160	146,800
6.75%, 09/15/25 (Call 08/21/23)(a)	USD	125	119,029
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	USD	195	185,743
4.88%, 06/01/25 (Call 05/01/25)	USD	50	48,399
6.38%, 09/15/27 (Call 06/15/27)(b)	USD	60	59,243
6.63%, 09/15/29 (Call 06/15/29)(b)	USD	60	59,851
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)	USD	110	97,139
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	USD	60	54,900
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	USD	95	83,754
5.63%, 07/15/27 (Call 08/11/23)(a)	USD	175	164,741
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	USD	75	70,060
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	60	56,157
NFP Corp.
4.88%, 08/15/28 (Call 08/31/23)(a)(b)	USD	60	54,175
6.88%, 08/15/28 (Call 08/31/23)(a)	USD	195	172,819
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 08/31/23)(a)	USD	195	192,592
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 08/31/23)(a)	USD	110	102,719
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	USD	50	39,433
4.38%, 04/01/30 (Call 01/01/30)	USD	55	46,173
Northern Oil and Gas Inc., 8.75%, 06/15/31	USD	65	65,702
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)	USD	85	85,188
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	USD	65	65,419
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	USD	80	72,762
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	USD	70	58,438
4.75%, 01/30/30 (Call 01/30/25)(a)	USD	170	152,644
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(Call 04/15/24)(c)	EUR	100	96,544
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	USD	60	49,500
3.63%, 02/15/31 (Call 02/15/26)(a)	USD	130	101,923
3.88%, 02/15/32 (Call 02/15/27)(a)	USD	120	92,850
5.25%, 06/15/29 (Call 06/15/24)(a)	USD	65	58,663
5.75%, 01/15/28 (Call 08/16/23)(b)	USD	55	52,277
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	USD	60	58,337
5.75%, 10/01/25 (Call 07/01/25)	USD	55	54,224
6.00%, 06/01/26 (Call 03/01/26)	USD	60	59,180
6.38%, 10/01/30 (Call 04/01/30)	USD	60	57,825
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	USD	45	23,423
4.50%, 02/01/25 (Call 11/01/24)	USD	45	39,613
Security		Par (000)	Value

United States (continued)
OI European Group BV
4.75%, 02/15/30 (Call 11/15/24)(a)	USD	40	$36,220
6.25%, 05/15/28 (Call 05/15/25)(c)	EUR	100	113,268
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	USD	75	69,187
5.13%, 09/15/27 (Call 08/31/23)(b)	USD	40	38,312
5.63%, 08/01/29 (Call 08/01/24)(b)	USD	60	58,088
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(c)	EUR	100	86,843
4.25%, 10/01/28 (Call 10/01/24)(a)	USD	125	101,125
9.75%, 11/15/28 (Call 06/01/25)(a)	USD	200	194,091
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	USD	75	65,054
3.88%, 09/15/28 (Call 09/15/24)(b)	USD	60	49,478
4.00%, 09/15/30 (Call 09/15/25)(b)	USD	100	78,683
5.38%, 11/15/29 (Call 05/15/29)	USD	70	60,885
6.63%, 01/15/28 (Call 07/15/27)(b)	USD	85	80,672
6.88%, 03/15/25	USD	120	119,490
7.13%, 03/15/26	USD	160	158,350
9.00%, 01/15/29 (Call 07/15/25)(b)	USD	60	60,906
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	USD	225	201,880
5.13%, 04/30/31 (Call 04/30/26)(a)	USD	200	169,583
2.88%, 04/30/28 (Call 04/30/24)(c)	EUR	150	145,090
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	USD	60	50,635
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	USD	50	41,830
5.00%, 08/15/27 (Call 08/11/23)(a)(b)	USD	80	73,742
6.25%, 06/15/25 (Call 08/31/23)(a)	USD	30	29,906
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	USD	50	43,113
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	USD	50	45,936
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 08/31/23)(a)(b)	USD	60	59,816
7.25%, 05/15/31(b)	USD	80	81,147
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27
(Call 10/15/23)(a)(b)	USD	115	103,917
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28
(Call 10/15/24)(a)	USD	65	57,598
Paramount Global
6.25%, 02/28/57 (Call 02/28/27),
(3-mo. LIBOR US + 3.899%)(d)	USD	55	43,038
6.38%, 03/30/62 (Call 03/30/27),
(5-year CMT + 3.999%)(b)(d)	USD	95	77,781
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	USD	70	61,097
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	USD	75	69,339
7.50%, 06/01/25 (Call 08/31/23)(a)	USD	60	60,346
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 08/31/23)	USD	70	66,086
7.25%, 06/15/25 (Call 08/31/23)	USD	70	69,973
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	75	61,875
5.38%, 10/15/25 (Call 08/31/23)(a)	USD	50	47,869
5.75%, 09/15/31 (Call 09/15/26)(a)	USD	45	37,933

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 08/11/23)(b)	USD	55	$52,473
3.75%, 06/15/29 (Call 06/15/24)	USD	50	43,250
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	USD	105	93,244
5.50%, 10/15/27 (Call 08/31/23)(a)	USD	120	116,294
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	USD	65	62,985
4.38%, 03/15/26 (Call 12/15/25)	USD	65	61,425
4.65%, 06/15/30 (Call 03/15/30)	USD	85	75,937
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	USD	150	137,538
7.75%, 02/15/29 (Call 02/15/24)(a)	USD	125	121,767
PG&E Corp.
5.00%, 07/01/28 (Call 08/11/23)(b)	USD	85	78,646
5.25%, 07/01/30 (Call 07/01/25)(b)	USD	105	94,710
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 08/16/23)(a)	USD	55	54,811
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	USD	100	80,535
4.25%, 04/15/31 (Call 04/15/26)	USD	90	77,850
5.88%, 09/30/27 (Call 08/31/23)(a)	USD	80	79,049
6.25%, 07/01/33	USD	100	99,300
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	USD	125	106,302
4.63%, 04/15/30 (Call 04/15/25)(a)	USD	155	136,750
5.50%, 12/15/29 (Call 12/15/24)(a)	USD	130	120,709
5.63%, 01/15/28 (Call 08/16/23)(a)	USD	90	86,933
5.75%, 03/01/27 (Call 08/16/23)(a)	USD	50	49,022
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	USD	40	36,513
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)	USD	65	49,424
5.88%, 09/01/31 (Call 09/01/26)(a)	USD	85	62,892
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 08/31/23)(a)	USD	75	70,687
8.25%, 02/01/28 (Call 08/31/23)(a)	USD	55	53,334
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	USD	85	71,358
5.13%, 01/15/28 (Call 08/31/23)(a)	USD	35	33,559
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	USD	105	92,662
5.75%, 04/15/26(a)	USD	135	132,137
6.25%, 01/15/28 (Call 08/31/23)(a)(b)	USD	130	122,446
PTC Inc.
3.63%, 02/15/25 (Call 08/31/23)(a)	USD	75	72,470
4.00%, 02/15/28 (Call 08/31/23)(a)	USD	50	46,126
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	USD	65	36,813
4.45%, 02/15/25 (Call 11/15/24)(b)	USD	85	72,360
4.75%, 02/15/27 (Call 11/15/26)	USD	45	29,129
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	USD	70	31,150
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	USD	70	19,600
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	USD	90	72,472
6.50%, 09/15/28 (Call 09/15/23)(a)	USD	115	69,287
Radiology Partners Inc., 9.25%, 02/01/28
(Call 08/31/23)(a)(b)	USD	60	24,240
Security		Par (000)	Value

United States (continued)
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	USD	35	$32,113
4.88%, 05/15/25 (Call 02/15/25)(b)	USD	95	93,231
8.25%, 01/15/29 (Call 01/15/24)	USD	80	83,091
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)	USD	100	71,762
5.75%, 01/15/29 (Call 01/15/24)(a)	USD	105	77,700
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 08/31/23)(a)(b)	USD	180	168,750
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	USD	60	53,443
4.75%, 10/15/27 (Call 08/31/23)	USD	90	84,677
7.25%, 07/15/28(b)	USD	40	40,748
Rite Aid Corp., 8.00%, 11/15/26 (Call 08/31/23)(a)	USD	54	27,000
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 08/31/23)(a)	USD	50	46,154
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	USD	65	54,438
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	USD	115	97,219
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	USD	120	106,769
3.63%, 03/01/29 (Call 03/01/24)(a)	USD	55	46,858
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	USD	130	106,948
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	USD	90	71,865
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	USD	50	47,483
4.95%, 07/15/29 (Call 04/15/29)(a)	USD	70	64,034
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 08/31/23)(a)	USD	95	65,334
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 08/31/23)(a)(b)	USD	100	90,250
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	USD	85	75,199
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	USD	165	139,012
3.88%, 02/15/27 (Call 08/11/23)(b)	USD	145	133,625
Scientific Games International Inc.
7.00%, 05/15/28 (Call 08/31/23)(a)	USD	105	104,895
7.25%, 11/15/29 (Call 11/15/24)(a)	USD	75	74,953
8.63%, 07/01/25 (Call 08/16/23)(a)(b)	USD	35	35,765
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	USD	125	112,267
6.63%, 05/01/29 (Call 05/01/24)(a)	USD	75	65,695
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28
(Call 07/15/25)(c)	EUR	100	111,844
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	USD	45	36,478
4.38%, 02/01/32 (Call 08/01/26)	USD	40	32,626
4.50%, 10/15/29 (Call 10/15/24)(b)	USD	45	39,601
Scripps Escrow II Inc., 3.88%, 01/15/29
(Call 01/15/24)(a)(b)	USD	45	37,275
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 08/31/23)(a)	USD	50	41,625
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	USD	35	30,721
4.88%, 06/01/27 (Call 03/01/27)(b)	USD	60	57,660
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	USD	55	57,732
8.50%, 07/15/31 (Call 07/15/26)(a)	USD	55	57,608
9.63%, 12/01/32 (Call 12/01/27)(a)	USD	87	96,303
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	USD	48	44,298
5.00%, 04/15/29 (Call 04/15/25)(a)	USD	50	46,721

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	30	$29,678
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	USD	60	59,267
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/25)(a)	USD	70	69,860
Select Medical Corp., 6.25%, 08/15/26
(Call 08/31/23)(a)(b)	USD	115	113,988
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)	USD	95	84,111
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	USD	75	72,231
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	80	67,578
4.38%, 02/15/30 (Call 11/15/29)(a)	USD	40	35,558
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD	75	62,512
4.00%, 05/15/31 (Call 05/15/26)	USD	80	68,200
4.63%, 12/15/27 (Call 08/31/23)(b)	USD	60	56,997
5.13%, 06/01/29 (Call 06/01/24)(b)	USD	75	71,250
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	40	31,219
4.35%, 10/01/24 (Call 09/01/24)	USD	60	57,634
4.38%, 02/15/30 (Call 08/15/29)(b)	USD	35	25,988
4.75%, 10/01/26 (Call 08/01/26)	USD	40	35,011
4.95%, 02/15/27 (Call 08/15/26)	USD	35	30,067
4.95%, 10/01/29 (Call 07/01/29)	USD	60	46,200
5.50%, 12/15/27 (Call 09/15/27)	USD	40	34,967
7.50%, 09/15/25 (Call 06/15/25)	USD	100	99,029
Shutterfly Finance LLC, 8.50%, 10/01/27
(Call 06/09/25), (4.25% PIK)(a)	USD	33	21,141
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 08/30/23)	EUR	100	107,302
4.13%, 02/01/28 (Call 08/16/23)	USD	60	54,731
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	80	52,031
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	USD	40	21,000
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	USD	90	81,130
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	USD	155	121,307
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	USD	225	195,829
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	USD	145	119,186
5.00%, 08/01/27 (Call 08/31/23)(a)	USD	165	153,037
5.50%, 07/01/29 (Call 07/01/24)(a)	USD	130	118,664
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 08/31/23)(a)	USD	65	61,516
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	USD	100	95,500
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	USD	50	43,799
4.20%, 10/29/25 (Call 09/29/25)	USD	50	47,313
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	USD	80	78,175
6.63%, 01/15/27 (Call 08/31/23)(b)	USD	60	59,103
SoftBank Group Corp., 4.00%, 09/19/29
(Call 06/21/29)(c)	EUR	125	120,816
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	USD	40	34,250
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	USD	77	64,079
Sotheby’s, 7.38%, 10/15/27 (Call 08/11/23)(a)	USD	100	88,462
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	USD	125	111,293
5.38%, 02/01/29 (Call 02/01/24)(b)	USD	75	70,594
5.38%, 03/15/30 (Call 03/15/25)	USD	115	107,559
Security		Par (000)	Value

United States (continued)
Spectrum Brands Inc., 3.88%, 03/15/31
(Call 03/15/26)(a)(b)	USD	55	$45,499
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	USD	75	63,281
7.50%, 04/15/25 (Call 08/31/23)(a)	USD	125	124,980
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	USD	80	85,854
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25 (Call 09/20/23)(a)	USD	145	146,390
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(Call 11/01/23)(a)	USD	95	90,667
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	USD	65	59,155
6.00%, 12/01/29 (Call 12/01/24)(a)	USD	85	73,518
6.13%, 07/01/29 (Call 07/01/24)(a)	USD	50	44,035
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 08/31/23)(a)(b)	USD	225	217,406
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(a)	USD	135	114,696
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(c)	EUR	100	97,961
3.38%, 01/15/31 (Call 07/15/25)(a)	USD	120	96,834
4.38%, 07/15/30 (Call 07/15/25)(a)	USD	160	138,797
4.75%, 01/15/28 (Call 08/31/23)(a)	USD	100	93,083
5.00%, 02/15/27 (Call 08/31/23)(a)	USD	95	90,982
Staples Inc.
7.50%, 04/15/26 (Call 08/31/23)(a)	USD	200	165,600
10.75%, 04/15/27 (Call 08/31/23)(a)	USD	110	63,525
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	USD	50	44,302
3.75%, 12/31/24 (Call 09/30/24)(a)	USD	50	47,904
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	USD	70	62,125
Station Casinos LLC
4.50%, 02/15/28 (Call 08/31/23)(a)	USD	70	63,251
4.63%, 12/01/31 (Call 06/01/31)(a)	USD	55	46,475
Studio City Finance Ltd., 6.00%, 07/15/25
(Call 08/31/23)(a)	USD	50	47,349
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	USD	75	64,533
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 08/11/23)(a)(b)	USD	65	61,322
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26 (Call 10/15/23)(a)(h)	USD	100	98,633
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	USD	75	67,281
4.50%, 04/30/30 (Call 04/30/25)(b)	USD	83	73,694
5.88%, 03/15/28 (Call 08/31/23)	USD	50	48,706
6.00%, 04/15/27 (Call 08/31/23)	USD	50	49,501
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	USD	85	79,662
Talen Energy Supply LLC, 8.63%, 06/01/30	USD	135	140,062
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 08/31/23)(a)	USD	95	87,519
6.00%, 03/01/27 (Call 08/31/23)(a)	USD	40	38,058
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	USD	65	57,866
6.00%, 09/01/31 (Call 09/01/26)(a)	USD	55	48,098
7.50%, 10/01/25 (Call 08/31/23)(a)	USD	50	50,150
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	USD	60	56,010
5.75%, 01/15/28 (Call 10/15/27)(a)	USD	55	53,598
5.88%, 06/15/27 (Call 03/15/27)(a)	USD	35	34,519

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
TEGNA Inc.
4.63%, 03/15/28 (Call 08/31/23)	USD	125	$112,187
4.75%, 03/15/26 (Call 08/31/23)(a)	USD	55	52,608
5.00%, 09/15/29 (Call 09/15/24)	USD	120	106,950
Teleflex Inc., 4.25%, 06/01/28 (Call 08/31/23)(a)	USD	90	83,497
Tempur Sealy International Inc., 3.88%, 10/15/31
(Call 10/15/26)(a)	USD	125	101,062
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	USD	150	133,518
4.38%, 01/15/30 (Call 12/01/24)	USD	130	115,908
4.63%, 06/15/28 (Call 08/16/23)	USD	50	46,313
4.88%, 01/01/26 (Call 08/16/23)	USD	225	217,893
5.13%, 11/01/27 (Call 08/16/23)	USD	170	161,500
6.13%, 10/01/28 (Call 10/01/23)(b)	USD	260	247,419
6.13%, 06/15/30 (Call 06/15/25)(b)	USD	210	205,117
6.25%, 02/01/27 (Call 08/16/23)	USD	160	157,100
6.75%, 05/15/31 (Call 05/15/26)(a)	USD	130	129,659
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	60	53,143
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	75	69,956
Terrier Media Buyer Inc., 8.88%, 12/15/27
(Call 08/11/23)(a)	USD	105	81,816
TI Automotive Finance PLC, 3.75%, 04/15/29
(Call 04/15/24)(c)	EUR	100	90,818
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	USD	35	30,962
10.50%, 05/15/29 (Call 05/15/24)(a)	USD	65	49,609
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	USD	125	111,612
4.88%, 05/01/29 (Call 05/01/24)	USD	70	62,781
5.50%, 11/15/27 (Call 08/31/23)	USD	270	254,960
6.25%, 03/15/26 (Call 08/31/23)(a)	USD	430	428,258
6.38%, 06/15/26 (Call 08/31/23)	USD	100	98,700
6.75%, 08/15/28 (Call 02/15/25)(a)	USD	220	221,089
7.50%, 03/15/27 (Call 08/31/23)	USD	60	59,975
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 08/31/23)	USD	75	74,600
Transocean Inc.
8.75%, 02/15/30 (Call 02/15/26)(a)	USD	145	150,691
11.50%, 01/30/27 (Call 08/11/23)(a)(b)	USD	75	78,806
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 08/31/23)(a)(b)	USD	57	56,691
Transocean Titan Financing Ltd., 8.38%, 02/01/28
(Call 02/01/25)(a)	USD	100	103,656
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	USD	70	60,412
6.00%, 04/01/27 (Call 01/01/27)	USD	50	48,863
6.63%, 07/31/26 (Call 04/30/26)(a)	USD	60	59,518
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/31/23)(b)	USD	52	50,392
9.00%, 03/15/28 (Call 03/15/25)(a)	USD	110	112,887
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	USD	105	86,822
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	USD	50	42,938
3.88%, 03/15/31 (Call 03/15/26)(b)	USD	45	38,064
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	USD	55	49,514
4.75%, 02/15/29 (Call 02/15/24)(a)	USD	105	96,755
6.25%, 04/15/25 (Call 08/11/23)(a)	USD	85	85,133
Security		Par (000)	Value

United States (continued)
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	USD	160	$147,989
6.25%, 01/15/28 (Call 09/15/23)(a)	USD	50	49,876
7.50%, 05/15/25 (Call 08/31/23)(a)	USD	105	106,459
7.50%, 09/15/27 (Call 08/31/23)(a)	USD	125	127,604
8.00%, 11/01/26 (Call 08/31/23)(a)	USD	165	168,316
UGI International LLC, 2.50%, 12/01/29
(Call 12/01/24)(c)	EUR	100	84,761
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	USD	215	203,567
4.63%, 04/15/29 (Call 10/15/28)(a)	USD	190	171,969
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	USD	80	67,560
3.88%, 11/15/27 (Call 08/11/23)	USD	75	69,555
3.88%, 02/15/31 (Call 08/15/25)(b)	USD	115	99,243
4.00%, 07/15/30 (Call 07/15/25)(b)	USD	70	61,739
4.88%, 01/15/28 (Call 08/11/23)	USD	160	152,884
5.25%, 01/15/30 (Call 01/15/25)	USD	80	76,267
5.50%, 05/15/27 (Call 08/31/23)	USD	62	61,000
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 08/31/23)(a)	USD	75	71,992
5.50%, 04/15/29 (Call 04/15/24)(a)	USD	65	57,223
5.75%, 06/15/27 (Call 06/15/24)(a)	USD	60	56,138
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	USD	75	49,694
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	USD	65	54,031
6.50%, 02/15/29 (Call 02/15/24)(a)	USD	105	72,956
10.50%, 02/15/28 (Call 09/15/25)(a)	USD	254	252,501
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)	USD	105	91,121
5.13%, 02/15/25 (Call 08/11/23)(a)	USD	160	157,153
6.63%, 06/01/27 (Call 08/11/23)(a)	USD	165	160,576
7.38%, 06/30/30 (Call 06/30/25)(a)	USD	90	87,525
8.00%, 08/15/28 (Call 08/15/25)(a)	USD	15	15,113
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 08/31/23)	USD	65	64,341
6.88%, 09/01/27 (Call 08/31/23)	USD	80	77,392
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	USD	75	61,502
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	USD	35	34,431
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	85	73,998
10.50%, 11/01/26 (Call 08/31/23)(a)	USD	45	45,094
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)	USD	130	105,455
6.25%, 01/15/30 (Call 10/15/29)(a)	USD	105	102,702
3.88%, 08/15/29 (Call 02/15/29)(a)	USD	125	108,424
4.13%, 08/15/31 (Call 02/15/31)(a)	USD	125	106,141
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	USD	230	233,640
8.38%, 06/01/31 (Call 06/01/26)(a)	USD	230	233,381
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	USD	76	79,662
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 08/31/23)(a)	USD	190	155,800
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 08/31/23)(a)	USD	65	65,223

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
ViaSat Inc.
5.63%, 09/15/25 (Call 08/11/23)(a)(b)	USD	65	$60,938
5.63%, 04/15/27 (Call 08/11/23)(a)	USD	85	76,574
6.50%, 07/15/28 (Call 08/31/23)(a)(b)	USD	50	38,500
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 08/31/23)(a)	USD	90	84,014
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	USD	50	47,338
9.13%, 07/15/31 (Call 07/15/26)(a)	USD	50	51,400
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	USD	135	119,164
5.00%, 07/31/27 (Call 08/11/23)(a)	USD	140	131,844
5.50%, 09/01/26 (Call 08/11/23)(a)	USD	100	96,822
5.63%, 02/15/27 (Call 08/11/23)(a)	USD	120	116,040
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 08/31/23)(a)	USD	95	88,355
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	USD	55	55,064
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	USD	175	179,375
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 08/31/23)(a)	USD	74	3,478
9.00%, 11/15/26 (Call 08/31/23)(a)(b)	USD	89	7,832
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/31/23)(a)	USD	80	80,964
7.25%, 06/15/28 (Call 08/31/23)(a)	USD	140	142,718
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	USD	235	224,306
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/31/23)(a)	USD	65	59,970
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	USD	65	65,367
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/31/23)(a)(b)	USD	140	117,632
WMG Acquisition Corp.
2.75%, 07/15/28 (Call 07/15/24)(c)	EUR	100	100,884
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	USD	90	73,576
3.75%, 12/01/29 (Call 12/01/24)(a)	USD	70	61,425
3.88%, 07/15/30 (Call 07/15/25)(a)	USD	50	43,790
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 08/31/23)(a)(b)	USD	80	75,400
5.63%, 08/15/29 (Call 08/15/24)(a)	USD	120	101,460
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	USD	100	95,075
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	185	181,637
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	USD	75	67,964
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	USD	65	64,931
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	USD	75	72,047
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	USD	65	57,038
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	USD	60	52,200
6.38%, 08/15/25 (Call 08/11/23)(a)	USD	71	69,977
XPO Inc., 7.13%, 06/01/31	USD	25	25,295
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	USD	110	94,486
4.63%, 01/31/32 (Call 10/01/26)(b)	USD	115	104,179
		Par/
		Shares
Security		(000)	Value

United States (continued)
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	USD	75	$70,053
5.38%, 04/01/32 (Call 04/01/27)	USD	95	89,870
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/31/23)(a)(b)	USD	155	110,825
6.13%, 03/01/28 (Call 08/31/23)(a)(b)	USD	115	70,725
			85,794,052

Total Corporate Bonds & Notes — 97.5%
(Cost: $143,419,080)			133,161,269

Fixed Rate Loan Interests

United States — 0.0%
Curo Group Holdings Corp., 9.00%, Term Loan, 08/02/27		$18	17,366

Total Fixed Rate Loan Interests — 0.0%
(Cost: $17,675)			17,366

Total Long-Term Investments — 97.5%
(Cost: $143,436,755)			133,178,635

Short-Term Securities

Money Market Funds — 17.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(i)(j)(k)		23,191	23,197,487
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(i)(j)		620	620,000

Total Short-Term Securities — 17.4%
(Cost: $23,810,005)			23,817,487

Total Investments — 114.9%
(Cost: $167,246,760)			156,996,122

Liabilities in Excess of Other Assets — (14.9)%			(20,307,161)

Net Assets — 100.0%			$136,688,961

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Affiliate of the Fund.

(j)	Annualized 7-day yield as of period end.

(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,572,440	$7,620,424	(a)	$—		$(3,015)	$7,638	$23,197,487	23,191	$99,623	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,490,000	—		(870,000	)(a)	—	—	620,000	620	31,638		1
						$(3,015)	$7,638	$23,817,487		$131,261		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$133,161,269	$—	$133,161,269
Fixed Rate Loan Interests	—	17,366	—	17,366
Short-Term Securities
Money Market Funds	23,817,487	—	—	23,817,487
	$23,817,487	$133,178,635	$—	$156,996,122

Portfolio Abbreviation

CAB	Capital Appreciation Bonds	PIK	Payment-in-kind
CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2023

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar